UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (Unaudited) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Common Stocks — 0.5%

Aerospace & Defense — 0.5%
United Technologies Corp.		25,612	$3,539,956

Total Common Stocks — 0.5% (Cost — $ 2,968,841)			3,539,956

Asset-Backed Securities – 27.6%
Asset-Backed Securities — 27.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, (1 mo. LIBOR US + 0.30%), 1.86%, 02/25/36(a)	USD	5,429	5,394,797
Ajax Mortgage Loan Trust, Series 2017-D(b)(c)(d):
Class A, 2.16%, 12/25/57		3,759	3,753,375
Class B, 1.00%, 12/25/57		1,100	681,560
ALM VI Ltd., Series 2012-6A(a)(c):
Class B2RR, (3 mo. LIBOR US + 2.05%), 3.77%, 07/15/26		1,200	1,209,895
Class CRR, (3 mo. LIBOR US + 3.20%), 4.92%, 07/15/26		1,010	1,024,741
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(c)		2,000	2,216,162
AMMC CLO 18 Ltd., Series 2016-18A(a)(c):
Class E1, (3 mo. LIBOR US + 6.67%), 8.13%, 05/26/28		500	506,559
Class E2, (3 mo. LIBOR US + 7.25%), 8.71%, 05/26/28		1,000	1,016,724
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 8.72%, 10/15/28(a)(c)		1,000	1,029,887
Anchorage Capital CLO Ltd.(c):
Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.25%), 8.97%, 01/13/27(a)		1,000	1,012,143
Series 2014-3RA, Class C, 3.62%, 01/28/31(b)		1,000	1,000,000
Series 2014-5RA, Class E, 7.12%, 01/15/30(b)		1,140	1,139,948
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 5.27%, 07/15/30(a)		1,000	1,015,195
Apidos CLO XII, Series 2013-12A, Class D, (3 mo. LIBOR US + 3.05%), 4.77%, 04/15/25(a)(c)(e)		1,000	1,000,667
Ares CLO Ltd.(a)(c):
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.23%), 7.72%, 12/05/25		1,000	1,029,415

Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares CLO Ltd. (a)(c) (continued):
Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 5.92%, 01/15/29	USD	900	$929,654
Ares XL CLO Ltd., Series 2016-40A, Class D, (3 mo. LIBOR US + 6.60%), 8.32%, 10/15/27(a)(c)		500	516,651
Atrium X, Series 10A(a)(c):
Class DR, (3 mo. LIBOR US + 3.00%), 4.72%, 07/16/25		1,000	1,002,483
Class E, (3 mo. LIBOR US + 4.50%), 6.22%, 07/16/25		2,000	2,002,327
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 1.70%, 11/25/36(a)		3,382	3,285,666
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 5.42%, 07/15/29(a)(c)		1,750	1,788,270
Benefit Street Partners CLO VI Ltd., Series 2015-VIA(b)(c):
Class BR, 4.13%, 10/18/29		1,000	1,016,883
Class CR, 5.18%, 10/18/29		1,000	1,017,893
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class D, 7.76%, 10/15/30(b)(c)		500	514,555
Betony CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.60%), 5.32%, 04/15/27(a)(c)		1,000	1,010,324
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 1.72%, 10/25/36(a)		7,657	5,488,360
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.75%), 4.48%, 04/17/25(a)(c)		1,500	1,503,941
Carrington Mortgage Loan Trust, Series 2006-FRE2(a):
Class A2, (1 mo. LIBOR US + 0.12%), 1.68%, 10/25/36		5,321	3,917,449
Class A5, (1 mo. LIBOR US + 0.08%), 1.64%, 10/25/36		10,961	8,032,104
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(c)		3,572	3,645,615
Elevation CLO Ltd.(a)(c):
Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 6.00%, 11/15/28		800	816,007
Series 2016-5A, Class E, (3 mo. LIBOR US + 6.95%), 8.67%, 07/15/28		1,000	1,017,884

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Fremont Home Loan Trust(a):
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.72%, 05/25/36	USD	24,511	$16,256,263
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 1.71%, 11/25/36		21,914	10,016,906
Galaxy CLO Ltd., Series 2015-21A, 1.00%, 04/20/31 (b)(c)(f)		500	500,000
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, (3 mo. LIBOR US + 3.30%), 5.05%, 04/25/25(a)(c)		1,250	1,258,544
GSAMP Trust(a):
Series 2006-FM2, Class A2C, (1 mo. LIBOR US + 0.15%), 1.71%, 09/25/36		11,038	5,400,198
Series 2007-FM2, Class A2B, (1 mo. LIBOR US + 0.09%), 1.65%, 01/25/37		7,386	4,696,357
Highbridge Loan Management Ltd.(c):
Series 4A-2014, Class BR, 3.62%, 01/28/30(b)(d)		1,750	1,750,000
Series 8A-2016, Class E, (3 mo. LIBOR US + 7.90%), 9.64%, 04/20/27(a)		1,000	1,017,390
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 1.73%, 04/25/37(a)		11,990	8,678,816
HPS Loan Management Ltd., Series 10A-16(a)(c):
Class C, (3 mo. LIBOR US + 3.65%), 5.39%, 01/20/28		2,500	2,529,856
Class D, (3 mo. LIBOR US + 6.50%), 8.24%, 01/20/28		1,000	1,022,771
Jay Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.00%), 8.74%, 10/20/27(a)(c)		1,000	1,031,122
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/26(c)		2,700	2,683,024
Long Beach Mortgage Loan Trust(a):
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.22%), 1.78%, 02/25/36		5,256	5,019,795
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.72%, 11/25/36		13,350	6,634,834

Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust(a) (continued):
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.72%, 08/25/36	USD	7,432	$4,258,191
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.62%), 9.36%, 01/20/29(a)(c)		1,000	1,050,526
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR, (3 mo. LIBOR US + 3.27%), 5.01%, 01/19/25(a)(c)		1,000	1,009,766
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.44%, 04/20/26(a)(c)		1,000	1,007,750
Mastr Asset-Backed Securities Trust(a):
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.15%), 1.71%, 06/25/36		10,644	6,199,510
Series 2006-WMC2, Class A5, (1 mo. LIBOR US + 0.25%), 1.81%, 04/25/36		8,042	3,382,947
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, (1 mo. LIBOR US + 0.15%), 1.71%, 11/25/36(a)		13,573	6,977,171
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR, (3 mo. LIBOR US + 7.75%), 9.06%, 11/14/27(a)(c)		1,000	1,036,768
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 6.72%, 01/15/28(b)(c)		1,250	1,250,962
Oaktree CLO Ltd., 6.56%, 10/20/27(b)(c)		1,000	1,000,642
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.04%, 07/20/30(a)(c)		500	516,276
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.65%), 4.96%, 11/14/26(a)(c)		1,000	1,000,454
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 8.89%, 01/21/30(a)(c)		405	417,975
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(c)		5,000	5,007,378

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Asset-Backed Securities (continued)
OZLM Funding II Ltd., Series 2012-2A(a)(c):
Class CR, (3 mo. LIBOR US + 4.00%), 5.38%, 10/30/27	USD	1,250		$1,258,972
Class DR, (3 mo. LIBOR US + 7.30%), 8.68%, 10/30/27		1,250		1,270,609
OZLM XIX Ltd., Series 2017-19A, Class D, 7.97%, 11/22/30(b)(c)		500		519,338
OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.15%), 8.89%, 01/20/29(a)(c)		1,000		1,042,298
OZLM XXI, Series 2017-21A, Class D, 7.31%, 01/20/31(b)(c)(d)		500		500,000
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 7.63%, 11/14/29(b)(c)		1,750		1,798,217
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		4,361		2,445,686
Rockford Tower CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.17%, 10/15/29(a)(c)		500		511,708
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 1.96%, 09/25/47(a)		5,000		4,659,899
Scholar Funding Trust, Series 2013-A, Class R, 0.00%(d)		—	(g)	1,977,380
Shackleton CLO Ltd., Series 2013-3A, Class ER, 7.60%, 07/15/30(b)(c)(d)		750		738,750
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 09/17/46(c)		4,100		4,009,637
Sound Point CLO X Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.75%), 8.49%, 01/20/28(a)(c)		1,000		1,002,491
Sound Point CLO XIV Ltd, Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 8.39%, 01/23/29(a)(c)		1,000		1,036,625
Symphony CLO XV Ltd., Series 2014-15A, Class DR, (3 mo. LIBOR US + 3.35%), 5.08%, 10/17/26(a)(c)		3,500		3,513,435
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 7.84%, 04/20/29(a)(c)		500		512,425
TICP CLO I Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.00%), 4.74%, 07/20/27(a)(c)		1,000		1,000,723
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.23%, 07/15/29(a)(c)		500		513,967

Security		Par (000)	Value
Asset-Backed Securities (continued)
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.86%), 5.60%, 04/20/27(a)(c)	USD	1,500	$1,509,192
Tyron Park CLO Ltd., Series 2013-1A(a)(c):
Class C, (3 mo. LIBOR US + 3.50%), 5.22%, 07/15/25		1,250	1,257,048
Class D, (3 mo. LIBOR US + 4.40%), 6.12%, 07/15/25		1,000	1,002,513
Venture XXVI CLO Ltd., Series 2017-26A, Class E, (3 mo. LIBOR US + 6.80%), 8.54%, 01/20/29 (a)(c)		500	516,186
Vibrant CLO III Ltd., Series 2015-3A (a)(c):
Class A2R, (3 mo. LIBOR US + 2.05%), 3.79%, 04/20/26		1,000	1,006,559
Class BR, (3 mo. LIBOR US + 2.95%), 4.69%, 04/20/26		1,500	1,505,694
Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.85%), 8.58%, 10/18/27(a)(c)		385	396,224
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 1.80%, 05/25/47(a)		9,827	7,476,333
Wellfleet CLO Ltd., Series 2017-3A, Class B, 1.95%, 01/17/31(b)(c)		500	501,374
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 7.50%, 09/25/20(c)		974	983,545
York CLO Ltd., Series 2015-1A, Class ER, 7.11%, 01/22/31(b)(c)		750	749,713
York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.40%), 8.14%, 10/20/29(a)(c)		1,000	1,025,204

Total Asset-Backed Securities — 27.6% (Cost — $198,197,700)			209,391,071

Corporate Bonds — 65.6%
Aerospace — 0.1%
Axtel SAB de C.V., 6.38%, 11/14/24(c)(e)		525	544,688

Aerospace & Defense — 1.4%
Arconic, Inc.:
5.87%, 02/23/22(e)		1,065	1,151,531
5.13%, 10/01/24(e)		538	568,935
5.90%, 02/01/27		120	134,220
6.75%, 01/15/28		56	66,086
5.95%, 02/01/37		105	114,942

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.(c):
7.75%, 03/15/20	USD	204	$219,810
8.75%, 12/01/21(e)		521	578,961
6.00%, 10/15/22(e)		25	25,000
6.13%, 01/15/23(e)		422	426,220
7.50%, 12/01/24(e)		658	691,722
7.50%, 03/15/25(e)		1,062	1,103,152
7.45%, 05/01/34		209	212,658
EnPro Industries, Inc., 5.88%, 09/15/22		132	137,280
Harris Corp., 3.83%, 04/27/25(e)		750	764,310
KLX, Inc., 5.88%, 12/01/22(c)(e)		935	973,569
Koppers, Inc., 6.00%, 02/15/25(c)(e)		267	281,685
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		190	202,825
Lockheed Martin Corp., 4.09%, 09/15/52(e)		451	458,274
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(c)		195	205,725
TransDigm, Inc.:
6.00%, 07/15/22(e)		1,256	1,288,970
6.50%, 07/15/24(e)		343	352,861
6.50%, 05/15/25		114	117,135
6.38%, 06/15/26		174	178,568
United Technologies Corp., 3.75%, 11/01/46(e)		700	682,584

			10,937,023
Air Freight & Logistics — 0.3%
Air Medical Merger Sub Corp., 6.38%, 05/15/23(c)		100	94,625
FedEx Corp.(e):
3.90%, 02/01/35		500	499,917
4.75%, 11/15/45		500	553,655
XPO Logistics, Inc.(c)(e):
6.50%, 06/15/22		892	928,572
6.13%, 09/01/23		32	33,760

			2,110,529
Airlines — 2.8%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(c)(e)		2,355	2,464,101
American Airlines Pass-Through Trust:
Series 2013-1, Class C, 6.13%, 07/15/18(c)(e)		525	530,721
Series 2013-2, Class A, 4.95%, 07/15/24(e)		1,745	1,834,222
Series 2017-1, Class B, 4.95%, 08/15/26		1,735	1,802,231

Security		Par (000)	Value
Airlines (continued)
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	865	$889,869
Continental Airlines Pass-Through Trust(e):
Series 2003-ERJ1, 7.88%, 01/02/20		35	35,679
Series 2007-1, Class B, 6.90%, 10/19/23		257	270,365
Series 2012-1, Class B, 6.25%, 10/11/21		313	326,636
Delta Air Lines Pass-Through Trust, Class B(e):
Series 2007-1, 8.02%, 02/10/24		1,561	1,756,269
Series 2012-1, 6.88%, 05/07/19(c)		2,486	2,581,994
Latam Finance Ltd., 6.88%, 04/11/24(c)(e)		737	781,220
United Airlines Pass-Through Trust(e):
Series 2014-2, Class B, 4.63%, 03/03/24		2,230	2,296,090
Series 2015-1, Class A, 3.70%, 06/01/24		3,570	3,629,619
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 04/22/20(e)		1,924	2,022,649

			21,221,665
Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	111	141,995
Allison Transmission, Inc., 5.00%, 10/01/24(c)	USD	38	38,380
Aptiv PLC(e):
4.25%, 01/15/26		400	415,493
4.40%, 10/01/46		280	281,113
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	129,638
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	77	77,962
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	100	128,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	USD	115	117,697
6.25%, 02/01/22(e)		341	350,377
6.75%, 02/01/24(e)		392	407,680
6.38%, 12/15/25(c)		284	288,970
IHO Verwaltungs GmbH(h):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	127,202

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Auto Components — (continued)
IHO Verwaltungs GmbH (continued):
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23	EUR	100	$129,576
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	133,777
(4.13% Cash or 4.88% PIK), 4.13%, 09/15/21(c)(e)	USD	214	216,675
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(c)(e)		229	233,007
Tesla, Inc., 5.30%, 08/15/25(c)(e)		588	559,776
ZF North America Capital, Inc., 4.50%, 04/29/22(c)(e)		278	286,340

			4,064,331
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43(e)		2,194	2,590,008

Banks — 1.0%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25 (i)	EUR	100	135,174
Banco Popolare, 2.75%, 07/27/20		100	129,464
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(i)		100	130,604
Bankia SA (i):
(5 year EUR Swap + 3.17%), 4.00%, 05/22/24		200	258,739
(5 year EUR Swap + 3.35%), 3.38%, 03/15/27		100	133,021
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27 (i)		100	133,763
CIT Group, Inc., 5.00%, 08/01/23(e)	USD	847	885,115
HSBC Holdings PLC, 4.38%, 11/23/26(e)		370	381,024
Inversiones Atlantida SA, 8.25%, 07/28/22(c)(e)		441	454,230
Sberbank of Russia Via SB Capital SA, 5.25%, 05/23/23(c)		5,000	5,190,250

			7,831,384
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(e)		2,160	2,440,820
ARD Securities Finance Sarl, (4.90% Cash) or 4.90% PIK(c)(h)		200	207,000
BWAY Holding Co., 7.25%, 04/15/25(c)		132	137,775
Central American Bottling Corp., 5.75%, 01/31/27(c)(e)		637	667,895
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22 (h)	EUR	100	131,784
OI European Group BV, 4.00%, 03/15/23(c)	USD	264	261,855

Security	Par (000)		Value
Beverages (continued)
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	$128,678

			3,975,807
Biotechnology — 0.3%
Amgen, Inc., 4.40%, 05/01/45(e)	USD	1,100	1,157,955
Gilead Sciences, Inc., 4.75%, 03/01/46(e)		700	786,682
Illumina, Inc., 0.50%, 06/15/21(j)		359	433,373
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	116,395

			2,494,405
Building Materials — 0.0%
American Woodmark Corp., 4.88%, 03/15/26(c)	USD	115	115,000
Jeld-Wen, Inc., 4.63%, 12/15/25(c)		110	110,000
Titan Global Finance PLC, 3.50%, 06/17/21	EUR	100	131,879

			356,879
Building Products — 0.4%
American Builders & Contractors Supply Co., Inc.(c):
5.63%, 04/15/21(e)	USD	177	180,098
5.75%, 12/15/23		155	163,525
Beacon Escrow Corp., 4.88%, 11/01/25 (c)(e)		428	425,860
Building Materials Corp. of America, 6.00%, 10/15/25(c)(e)		247	262,437
Masonite International Corp., 5.63%, 03/15/23(c)(e)		469	487,760
Ply Gem Industries, Inc., 6.50%, 02/01/22(e)		260	269,750
Standard Industries, Inc.(c):
5.50%, 02/15/23		159	165,360
5.38%, 11/15/24		49	50,715
USG Corp.(c)(e):
5.50%, 03/01/25		299	314,697
4.88%, 06/01/27		366	375,150

			2,695,352
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(c)		173	173,433

Capital Markets — 0.5%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21(e)		2,427	2,460,978
6.00%, 08/18/21		395	399,543
NFP Corp., 6.88%, 07/15/25(c)		102	104,805
Raymond James Financial, Inc., 4.95%, 07/15/46(e)		400	449,490

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Capital Markets (continued)
SURA Asset Management SA, 4.38%, 04/11/27(c)(e)	USD	743	$748,572

			4,163,388
Chemicals — 1.8%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)(e)		1,100	1,126,125
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	131,053
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)(e)	USD	265	273,612
Blue Cube Spinco, Inc.(e):
9.75%, 10/15/23		502	592,360
10.00%, 10/15/25		344	411,940
CF Industries, Inc.:
7.13%, 05/01/20		71	77,213
5.15%, 03/15/34		110	110,963
4.95%, 06/01/43		217	202,353
Chemours Co.:
6.63%, 05/15/23(e)		332	349,845
7.00%, 05/15/25		66	72,105
5.38%, 05/15/27(e)		309	319,815
CTC Bond Co. GmbH, 5.25%, 12/15/25	EUR	100	124,170
Cydsa SAB de C.V., 6.25%, 10/04/27(c)(e)	USD	914	921,312
Hexion, Inc., 10.38%, 02/01/22(c)(e)		220	212,712
Huntsman International LLC:
4.88%, 11/15/20(e)		555	577,200
5.13%, 11/15/22		165	175,313
Ineos Finance PLC, 4.00%, 05/01/23	EUR	115	146,307
Mexichem SAB de CV, 5.50%, 01/15/48(c)(e)	USD	526	512,192
Momentive Performance Materials, Inc., 3.88%, 10/24/21(e)		1,305	1,363,033
NOVA Chemicals Corp., 4.88%, 06/01/24(c)(e)		319	320,994
Olin Corp., 5.00%, 02/01/30		135	135,169
Platform Specialty Products Corp.(c)(e):
6.50%, 02/01/22		2,176	2,246,720
5.88%, 12/01/25		750	762,187
PQ Corp.(c)(e):
6.75%, 11/15/22		437	467,044
5.75%, 12/15/25		484	498,520
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	153	198,315
Sherwin-Williams Co., 4.50%, 06/01/47(e)	USD	310	327,151
Tronox Finance PLC, 5.75%, 10/01/25(c)		207	211,657
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(c)		176	181,280

Security	Par (000)		Value
Chemicals (continued)
Versum Materials, Inc., 5.50%, 09/30/24(c)	USD	140	$148,400
WR Grace & Co-Conn(c)(e):
5.13%, 10/01/21		277	290,157
5.63%, 10/01/24		300	323,250

			13,810,467
Commercial Services & Supplies — 1.5%
ADT Corp.(e):
6.25%, 10/15/21		234	254,329
3.50%, 07/15/22		192	187,258
4.13%, 06/15/23		224	221,760
4.88%, 07/15/32(c)		561	531,547
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)(e)		267	275,677
Aviation Capital Group Corp., 6.75%, 04/06/21(c)(e)		5,000	5,545,090
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(c)(e)		700	701,750
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(c)(e)		485	489,850
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(c)		47	49,174
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)(e)		488	508,740
KAR Auction Services, Inc., 5.13%, 06/01/25(c)(e)		359	363,487
La Financiere Atalian SAS, 4.00%, 05/15/24	EUR	100	129,432
Mobile Mini, Inc., 5.88%, 07/01/24(e)	USD	585	611,325
Paprec Holding SA, 5.25%, 04/01/22	EUR	100	127,880
Park Aerospace Holdings Ltd.(c):
3.63%, 03/15/21	USD	269	258,240
5.25%, 08/15/22(e)		438	432,525
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)		188	193,170
United Rentals North America, Inc.:
5.75%, 11/15/24(e)		342	359,955
4.63%, 10/15/25(e)		453	459,795
5.88%, 09/15/26		72	77,130
Wrangler Buyer Corp., 6.00%, 10/01/25(c)		129	133,192

			11,911,306
Commercial Services & Supplies — 0.0%
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		224	227,920

Communications Equipment — 0.4%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(c)		5	5,261

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Communications Equipment (continued)
CommScope Technologies LLC, 5.00%, 03/15/27(c)	USD	96	$95,640
CommScope, Inc.(c)(e):
5.00%, 06/15/21		170	173,188
5.50%, 06/15/24		530	549,212
Nokia OYJ(e):
3.38%, 06/12/22		126	123,215
4.38%, 06/12/27		177	171,814
6.63%, 05/15/39		245	268,275
Zayo Group LLC/Zayo Capital, Inc.(e):
6.38%, 05/15/25		753	789,709
5.75%, 01/15/27(c)		860	874,018

			3,050,332
Construction & Engineering — 0.7%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(c)		1,061	1,134,538
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		1,061	1,161,795
BlueLine Rental Finance Corp., 9.25%, 03/15/24(c)(e)		1,387	1,508,362
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(c)(e)		553	575,120
Engility Corp., 8.88%, 09/01/24(e)		298	321,274
SPIE SA, 3.13%, 03/22/24	EUR	100	130,052
Tutor Perini Corp., 6.88%, 05/01/25(c)	USD	260	276,900
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(c)		73	73,183

			5,181,224
Construction Materials — 0.5%
American Tire Distributors, Inc., 10.25%, 03/01/22(c)(e)		394	407,790
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		163	173,187
HD Supply, Inc., 5.75%, 04/15/24(c)(e)		1,982	2,120,740
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	102	135,883
Navistar International Corp., 6.63%, 11/01/25(c)(e)	USD	319	333,451
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(c)		190	206,387
PulteGroup, Inc., 6.00%, 02/15/35		48	51,000
Rexel SA, 3.50%, 06/15/23	EUR	223	290,640
Williams Scotsman International, Inc., 7.88%, 12/15/22(c)	USD	129	132,870

			3,851,948
Consumer Discretionary — 0.2%
Arch Merger Sub, Inc., 8.50%, 09/15/25(c)(e)		241	232,866

Security	Par (000)		Value
Consumer Discretionary (continued)
Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)	USD	34	$34,680
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(c)(e)		90	90,900
ServiceMaster Co. LLC, 5.13%, 11/15/24(c)(e)		288	288,720
Viking Cruises Ltd.(c):
6.25%, 05/15/25		166	171,810
5.88%, 09/15/27(e)		487	487,609

			1,306,585
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/01/31(e)		1,617	2,061,675
CDK Global, Inc., 4.88%, 06/01/27(c)(e)		330	330,696
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(c)(e)		457	475,280
IHS Markit Ltd.(c):
4.75%, 02/15/25		198	205,920
4.00%, 03/01/26		144	139,860
Navient Corp.:
5.00%, 10/26/20(e)		370	375,994
6.63%, 07/26/21(e)		141	149,812
6.50%, 06/15/22(e)		460	485,875
5.50%, 01/25/23		162	162,607
7.25%, 09/25/23(e)		306	329,715
6.13%, 03/25/24		50	51,000
5.88%, 10/25/24		138	138,556
6.75%, 06/25/25(e)		212	222,070
5.63%, 08/01/33		105	95,813
OneMain Financial Holdings LLC, 7.25%, 12/15/21(c)		249	257,715
Springleaf Finance Corp.:
6.13%, 05/15/22		85	87,788
5.63%, 03/15/23		130	130,488

			5,700,864
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 06/30/21(c)		200	204,500
4.25%, 09/15/22(c)(e)		283	284,633
4.63%, 05/15/23(c)(e)		252	254,520
6.75%, 05/15/24	EUR	156	212,408
7.25%, 05/15/24(c)(e)	USD	1,609	1,729,192
6.00%, 02/15/25(c)(e)		622	642,215
4.75%, 07/15/27(c)	GBP	100	142,923
4.75%, 07/15/27		100	142,923
Ball Corp.:
5.00%, 03/15/22(e)	USD	440	464,200
4.00%, 11/15/23		50	50,125
BWAY Holding Co., 5.50%, 04/15/24(c)(e)		842	872,523

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging (continued)
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	$131,465
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(h)		102	134,043
Mercer International, Inc.:
6.50%, 02/01/24	USD	134	142,375
5.50%, 01/15/26(c)		139	140,738
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20(e)		906	921,973
(3 mo. LIBOR US + 3.50%), 5.22%, 07/15/21(a)(c)(e)		624	634,920
5.13%, 07/15/23(c)		194	199,219
7.00%, 07/15/24(c)(e)	USD	1,166	1,240,332
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	200	260,045
Sealed Air Corp.:
4.88%, 12/01/22(c)(e)	USD	268	280,060
4.50%, 09/15/23	EUR	100	141,296
6.88%, 07/15/33(c)	USD	44	50,710
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(c)(e)		564	586,560
Verallia Packaging SASU, 5.13%, 08/01/22	EUR	100	129,121

			9,993,019
Diversified Consumer Services — 0.5%
APX Group, Inc.(e):
6.38%, 12/01/19	USD	171	173,544
8.75%, 12/01/20		321	327,019
7.88%, 12/01/22		210	225,225
Ascend Learning LLC, 6.88%, 08/01/25(c)(e)		354	366,390
GW Honos Security Corp., 8.75%, 05/15/25(c)		102	110,670
Laureate Education, Inc., 8.25%, 05/01/25(c)		138	148,005
Matthews International Corp., 5.25%, 12/01/25(c)		72	73,080
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)(e)		2,004	2,216,925

Security	Par (000)		Value
Diversified Consumer Services (continued)
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	255	$258,188

			3,899,046
Diversified Financial Services — 1.3%
Aircastle Ltd.:
6.25%, 12/01/19(e)		784	822,220
5.50%, 02/15/22		82	87,056
Banca IFIS SpA, 4.50%, 10/17/27(b)	EUR	100	127,259
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	148,729
CNH Industrial Finance Europe SA, 1.38%, 05/23/22	EUR	100	127,482
Docuformas SAPI de C.V., 9.25%, 10/11/22(c)(e)	USD	508	500,380
DPL, Inc., 7.25%, 10/15/21		34	37,785
FBM Finance, Inc., 8.25%, 08/15/21(c)		155	164,688
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(e)		1,250	1,276,680
Garfunkelux Holdco 3 SA, 4.50%, 09/01/23(b)(f)	EUR	100	119,268
General Motors Financial Co., Inc., 4.25%, 05/15/23(e)	USD	326	336,407
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(e)		2,888	2,948,043
Intrum Justitia AB:
(3 mo. Euribor + 2.63%), 2.63%, 07/15/22(a)	EUR	100	124,154
3.13%, 07/15/24		100	122,397
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(c)(e)	USD	845	861,900
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	101	128,876
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 05/30/21(h)		358	466,699
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)(e)	USD	597	608,940
UniCredit SpA:
6.95%, 10/31/22	EUR	100	154,323
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(i)		100	138,950
Vantiv LLC/Vanity Issuer Corp.(c):
3.88%, 11/15/25	GBP	100	143,050
4.38%, 11/15/25	USD	211	209,418

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Financial Services (continued)
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	$124,863

			9,779,567
Diversified Telecommunication Services — 2.9%
AT&T, Inc., 4.75%, 05/15/46(e)	USD	2,545	2,465,256
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39		61	53,604
Series S, 6.45%, 06/15/21(e)		737	748,932
Series U, 7.65%, 03/15/42(e)		388	339,694
Series W, 6.75%, 12/01/23(e)		291	283,085
Cincinnati Bell, Inc., 7.00%, 07/15/24(c)(e)		480	463,200
Frontier Communications Corp.:
7.13%, 03/15/19(e)		380	383,325
7.13%, 01/15/23		126	85,365
7.63%, 04/15/24(e)		438	289,080
6.88%, 01/15/25(e)		1,205	756,137
11.00%, 09/15/25		95	74,219
Level 3 Financing, Inc.:
5.38%, 08/15/22		108	109,620
5.63%, 02/01/23		280	283,500
5.13%, 05/01/23(e)		360	360,900
5.38%, 01/15/24(e)		414	411,930
5.38%, 05/01/25(e)		482	480,072
5.25%, 03/15/26(e)		988	969,475
OTE PLC, 3.50%, 07/09/20	EUR	200	264,150
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(e)(i)(k)	USD	345	352,349
4.50%, 04/15/20(c)(e)		1,500	1,524,450
4.75%, 09/19/24		200	199,068
4.75%, 07/30/25	EUR	100	134,894
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	128	147,200
6.00%, 09/30/34(e)		843	937,837
7.20%, 07/18/36		123	152,828
7.72%, 06/04/38		62	80,736
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	81	156,709
Telecom Italia SpA:
1.13%, 03/26/22(j)		100	123,689
3.25%, 01/16/23		100	136,000
3.63%, 01/19/24		146	201,816
5.30%, 05/30/24(c)(e)	USD	200	211,250

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 6.55%, 09/15/43(e)	USD	6,500	$8,521,403

			21,701,773
Electric Utilities — 1.2%
Baltimore Gas & Electric Co., 3.50%, 08/15/46(e)		500	477,903
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(c)(e)		1,177	1,193,184
Duke Energy Corp., 4.80%, 12/15/45(e)		1,500	1,686,041
Enel Finance International NV, 3.63%, 05/25/27(c)(e)		1,250	1,222,602
Energuate Trust, 5.88%, 05/03/27(c)(e)		575	595,125
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(c)(e)		209	210,045
Pampa Energia SA, 7.50%, 01/24/27(c)(e)		1,050	1,145,812
Southern Co., 4.40%, 07/01/46(e)		1,000	1,035,953
Talen Energy Supply LLC, 6.50%, 06/01/25		209	173,993
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(e)		750	966,105

			8,706,763
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24	EUR	100	140,386
Belden, Inc., 5.50%, 04/15/23		3	3,853

			144,239

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23(e)	USD	325	$333,938
5.50%, 12/01/24		168	181,335
5.00%, 09/01/25		127	129,064
Corning, Inc., 4.38%, 11/15/57(e)		1,915	1,907,044
Itron, Inc., 5.00%, 01/15/26(c)		29	29,145
SESI LLC, 7.75%, 09/15/24(c)		247	265,525

			2,846,051
Energy Equipment & Services — 0.7%
Ensco PLC, 5.20%, 03/15/25		45	39,150
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)(e)		896	915,040
Halliburton Co., 3.80%, 11/15/25(e)		750	767,446
Noble Holding International Ltd.:
4.63%, 03/01/21		12	11,880
7.70%, 04/01/25		261	234,248
Odebrecht Oil & Gas Finance Ltd., 0.00%(c)(k)(l)		155	3,864
Pattern Energy Group, Inc., 5.88%, 02/01/24(c)		263	276,807
Pioneer Energy Services Corp., 6.13%, 03/15/22(e)		233	208,535
Precision Drilling Corp.:
6.50%, 12/15/21		82	83,640
5.25%, 11/15/24		193	188,175
Transocean, Inc.(e):
5.80%, 10/15/22		417	421,170
9.00%, 07/15/23(c)		956	1,049,210
Trinidad Drilling Ltd., 6.63%, 02/15/25(c)(e)		392	384,160
Weatherford International Ltd.(e):
7.75%, 06/15/21		307	326,187
8.25%, 06/15/23		105	111,038
9.88%, 02/15/24		273	297,570

			5,318,120
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(c)(e)		477	477,596

Food & Staples Retailing — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24(e)		206	195,700
5.75%, 03/15/25		134	119,595
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	146,670
Casino Guichard Perrachon SA, 4.56%, 01/25/23	EUR	100	139,571

Security		Par (000)	Value
Food & Staples Retailing (continued)
CVS Health Corp., 5.13%, 07/20/45(e)	USD	750	$838,374
Dollar Tree, Inc., 5.75%, 03/01/23(e)		1,616	1,688,720
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(c)		20	20,300
Picard Groupe SAS, 3.00%, 11/30/23(b)	EUR	100	124,000
Rite Aid Corp., 6.13%, 04/01/23(c)(e)	USD	300	279,750
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(e)		750	793,597

			4,346,277
Food Products — 0.8%
Acosta, Inc., 7.75%, 10/01/22(c)(e)		250	172,500
Aramark Services, Inc.:
5.13%, 01/15/24		111	114,885
5.00%, 04/01/25(c)		14	14,438
4.75%, 06/01/26(e)		252	253,575
Arcor SAIC, 6.00%, 07/06/23(c)(e)		539	569,319
B&G Foods, Inc., 5.25%, 04/01/25		153	153,191
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)(e)		375	397,500
JBS USA LLC/JBS USA Finance, Inc.(c):
5.88%, 07/15/24		271	271,677
5.75%, 06/15/25(e)		720	712,951
MARB BondCo PLC, 7.00%, 03/15/24		229	229,401
Marfrig Holdings Europe BV, 8.00%, 06/08/23(c)(e)		637	666,302
Minerva Luxembourg SA, 6.50%, 09/20/26(c)(e)		637	641,586
Pilgrim’s Pride Corp.(c):
5.75%, 03/15/25		203	205,030
5.88%, 09/30/27		176	176,440
Post Holdings, Inc.(c):
5.50%, 03/01/25(e)		245	252,350
5.00%, 08/15/26(e)		415	405,144
5.75%, 03/01/27(e)		366	366,348
5.63%, 01/15/28		194	193,151

			5,795,788
Health Care Equipment & Supplies — 0.9%
Avantor, Inc.:
4.75%, 10/01/24	EUR	100	123,840
6.00%, 10/01/24(c)(e)	USD	1,865	1,881,319
9.00%, 10/01/25(c)(e)		472	467,870
Crimson Merger Sub, Inc., 6.63%, 05/15/22(c)(e)		1,332	1,332,000
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(c)(e)		866	835,690
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c):
5.75%, 08/01/22		84	77,070
5.63%, 10/15/23(e)		328	280,440

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c) (continued):
5.50%, 04/15/25(e)	USD	387	$319,275
Medtronic, Inc., 4.50%, 03/15/42(e)		1,000	1,094,283
Teleflex, Inc., 4.88%, 06/01/26		63	64,181

			6,475,968
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23(e)		210	212,562
6.50%, 03/01/24		69	72,105
Amsurg Corp., 5.63%, 07/15/22(e)		431	438,542
Centene Corp.:
5.63%, 02/15/21(e)		373	383,492
4.75%, 05/15/22(e)		402	418,080
6.13%, 02/15/24		40	42,500
4.75%, 01/15/25(e)		308	313,005
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		176	165,000
5.13%, 08/01/21(e)		211	196,758
6.25%, 03/31/23(e)		121	111,925
DaVita, Inc., 5.13%, 07/15/24(e)		276	278,078
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(c)(e)(h)		310	315,812
Envision Healthcare Corp.(c):
5.13%, 07/01/22		93	92,303
6.25%, 12/01/24(e)		264	279,510
HCA, Inc.:
6.50%, 02/15/20(e)		943	1,005,474
7.50%, 02/15/22(e)		800	898,000
5.88%, 03/15/22(e)		308	330,522
4.75%, 05/01/23		56	58,184
5.88%, 05/01/23		90	96,525
5.00%, 03/15/24(e)		896	932,960
5.38%, 02/01/25(e)		491	501,434
5.25%, 04/15/25(e)		1,130	1,185,551
5.88%, 02/15/26(e)		401	421,050
5.25%, 06/15/26(e)		440	460,350
4.50%, 02/15/27		126	125,528
5.50%, 06/15/47(e)		1,134	1,155,433
HealthSouth Corp., 5.75%, 11/01/24		76	77,520
MEDNAX, Inc., 5.25%, 12/01/23(c)(e)		143	146,039
Molina Healthcare, Inc., 4.88%, 06/15/25(c)		126	125,843
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)(e)		590	633,512
Northwell Healthcare, Inc., 4.26%, 11/01/47(e)		686	686,852

Security		Par (000)	Value
Health Care Providers & Services (continued)
Polaris Intermediate Corp., 8.50% (8.50% PIK), 12/01/22(c)(e)(h)	USD	704	$733,040
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)(e)		163	171,150
Surgery Center Holdings, Inc.(c):
8.88%, 04/15/21		162	169,088
6.75%, 07/01/25(e)		324	312,255
Tenet Healthcare Corp.:
6.00%, 10/01/20(e)		926	973,457
7.50%, 01/01/22(c)		206	217,989
8.13%, 04/01/22(e)		1,538	1,587,031
6.75%, 06/15/23(e)		536	528,014
4.63%, 07/15/24(c)(e)		220	216,150
THC Escrow Corp. III(c):
5.13%, 05/01/25		12	11,835
7.00%, 08/01/25		139	136,220
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26(e)		1,000	954,180
UnitedHealth Group, Inc., 4.38%, 03/15/42(e)		750	812,437
Vizient, Inc., 10.38%, 03/01/24(c)(e)		382	430,705
WellCare Health Plans, Inc., 5.25%, 04/01/25		101	105,464

			19,519,464
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		246	250,305
Quintiles IMS, Inc., 3.25%, 03/15/25(c)	EUR	100	126,643

			376,948
Hotels, Restaurants & Leisure — 4.2%
Burger King France SAS:
(3 mo. Euribor + 5.25%), 5.25%, 05/01/23(a)		100	126,718
6.00%, 05/01/24		100	133,467
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23		100	128,902
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	130,266
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	144,824
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(c)(e)	USD	413	409,948
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(c)(f)		113	116,215
Eldorado Resorts, Inc., 6.00%, 04/01/25		123	128,381
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	5,159,996
ESH Hospitality, Inc., 5.25%, 05/01/25(c)(e)	USD	154	155,155

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	USD	148	$159,100
5.38%, 04/15/26		34	36,380
Golden Nugget, Inc., 6.75%, 10/15/24(c)(e)		468	483,795
International Game Technology PLC, 4.75%, 02/15/23	EUR	107	149,113
Jacobs Entertainment, Inc., 7.88%, 02/01/24(c)	USD	105	114,450
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c):
5.00%, 06/01/24		45	45,562
5.25%, 06/01/26(e)		329	335,580
McDonald’s Corp., 3.70%, 01/30/26(e)		750	766,994
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)(e)		245	244,762
MGM Resorts International:
5.25%, 03/31/20		84	86,940
6.75%, 10/01/20(e)		108	116,100
6.63%, 12/15/21(e)		1,390	1,516,837
7.75%, 03/15/22(e)		95	108,012
New Red Finance, Inc.(c)(e):
4.25%, 05/15/24		291	285,907
5.00%, 10/15/25		1,646	1,648,057
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(e)		460	464,600
Sabre GLBL, Inc., 5.25%, 11/15/23(c)(e)		269	271,364
Scientific Games International, Inc.(e):
7.00%, 01/01/22(c)		1,343	1,416,865
10.00%, 12/01/22		947	1,038,149
5.00%, 10/15/25(c)(f)		709	709,886
Six Flags Entertainment Corp., 4.88%, 07/31/24(c)(e)		1,061	1,075,589
Station Casinos LLC, 5.00%, 10/01/25(c)(e)		361	364,159
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22	GBP	100	142,490
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21		1,477	2,250,808
Series M, 7.40%, 03/28/24		6,400	10,339,658
Vue International Bidco PLC, 7.88%, 07/15/20		117	169,370
Wyndham Worldwide Corp., 4.15%, 04/01/24(e)	USD	1,128	1,130,440

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 3.88%, 11/01/23	USD	110	$110,000

			32,214,839
Household Durables — 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(c)(e)		750	779,775
CalAtlantic Group, Inc.:
8.38%, 01/15/21		144	164,160
6.25%, 12/15/21(e)		450	486,562
5.38%, 10/01/22		6	6,360
5.25%, 06/01/26		32	33,520
Century Communities, Inc., 6.88%, 05/15/22(e)		830	860,079
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(c)		242	264,385
Lennar Corp.:
4.50%, 11/15/19(e)		320	327,216
2.95%, 11/29/20(c)		75	74,063
4.75%, 04/01/21		42	43,418
4.13%, 01/15/22		139	140,619
4.75%, 11/15/22		53	54,940
4.88%, 12/15/23		146	151,475
4.75%, 05/30/25(e)		410	420,250
4.75%, 11/29/27(c)(e)		425	429,284
Mattamy Group Corp.(c):
6.88%, 12/15/23		169	178,717
6.50%, 10/01/25		208	219,180
MDC Holdings, Inc., 6.00%, 01/15/43		216	212,760
Meritage Homes Corp., 5.13%, 06/06/27		91	92,137
Newell Brands, Inc., 4.20%, 04/01/26(e)		1,000	1,019,397
PulteGroup, Inc., 6.38%, 05/15/33(e)		469	524,694
Tempur Sealy International, Inc., 5.50%, 06/15/26		191	191,955
TRI Pointe Group, Inc.:
4.88%, 07/01/21		124	128,650
5.25%, 06/01/27(e)		56	56,560
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.(e):
4.38%, 06/15/19		225	227,531
5.88%, 06/15/24		226	239,402
William Lyon Homes, Inc., 5.88%, 01/31/25		116	118,465

			7,445,554
Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24(c)		102	104,168
Diamond BC BV, 5.63%, 08/15/25	EUR	115	140,479
Prestige Brands, Inc., 6.38%, 03/01/24(c)	USD	176	181,280
Spectrum Brands, Inc., 6.63%, 11/15/22(e)		710	735,737

			1,161,664

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.88%, 05/15/23(e)		334	$342,016
5.50%, 04/15/25		81	84,240
5.13%, 09/01/27		288	301,591
5.50%, 03/15/24		46	47,394
6.00%, 05/15/26		154	165,165
Calpine Corp.(c)(e):
5.88%, 01/15/24		629	643,153
5.25%, 06/01/26		826	810,512
Dynegy, Inc.:
7.38%, 11/01/22		43	45,425
5.88%, 06/01/23		43	44,021
8.00%, 01/15/25(c)(e)		404	438,340
8.13%, 01/30/26(c)(e)		202	222,766
Genneia SA, 8.75%, 01/20/22(c)(e)		1,061	1,158,612
NRG Energy, Inc.(e):
6.63%, 01/15/27		938	992,404
5.75%, 01/15/28(c)		401	401,080
NRG Yield Operating LLC, 5.38%, 08/15/24		254	257,810
QEP Resources, Inc., 5.38%, 10/01/22		129	133,031
TerraForm Power Operating LLC(c):
4.25%, 01/31/23		214	211,860
6.63%, 06/15/25(m)		35	38,194
5.00%, 01/31/28		214	211,058

			6,548,672
Industrial Conglomerates — 0.2%
Colfax Corp., 3.25%, 05/15/25	EUR	100	128,000
General Electric Co., 4.13%, 10/09/42(e)	USD	750	741,937
Vertiv Group Corp., 9.25%, 10/15/24(c)(e)		655	706,994

			1,576,931
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(c)(e)		212	210,410
American International Group, Inc., 4.80%, 07/10/45(e)		500	540,250
Aon PLC, 3.88%, 12/15/25(e)		1,280	1,309,335
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	100	145,277
8.63%, 07/15/23(c)(e)	USD	516	534,060

Security		Par (000)	Value
Insurance (continued)
Assicurazioni Generali SpA(i):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	$160,005
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	150,072
AssuredPartners, Inc., 7.00%, 08/15/25(c)	USD	61	62,525
Fidelity National Financial, Inc., 4.25%, 08/15/18(j)		121	367,699
Groupama SA, 6.00%, 01/23/27	EUR	100	157,211
HUB International Ltd., 7.88%, 10/01/21(c)(e)	USD	1,058	1,100,320
Nationwide Building Society, 4.13%, 10/18/32(b)(c)(e)		690	681,596
Radian Group, Inc.:
5.25%, 06/15/20		59	61,655
4.50%, 10/01/24(e)		407	407,000
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(e)		700	722,513
USIS Merger Sub, Inc., 6.88%, 05/01/25(c)		72	74,160
Wayne Merger Sub LLC, 8.25%, 08/01/23(c)(e)		1,061	1,119,355

			7,803,443
Internet Software & Services — 0.2%
Equinix, Inc., 5.88%, 01/15/26(e)		554	588,625
Equinix, Inc., 2.88%, 10/01/25	EUR	100	125,043
Netflix, Inc.:
5.50%, 02/15/22		15	15,862
4.38%, 11/15/26(e)		211	206,187
3.63%, 05/15/27	EUR	100	125,104
4.88%, 04/15/28(c)(e)	USD	282	279,885
Symantec Corp., 5.00%, 04/15/25(c)		187	190,701
United Group BV(3 mo. Euribor + 4.38%), 4.38%, 07/01/23(a)	EUR	100	125,512
ZPG PLC, 3.75%, 07/15/23	GBP	100	142,051

			1,798,970
IT Services — 0.9%
Ceridian HCM Holding, Inc., 11.00%, 03/15/21(c)(e)	USD	482	499,646
Fidelity National Information Services, Inc., 3.00%, 08/15/26(e)		1,000	950,032
First Data Corp.(c):
7.00%, 12/01/23(e)		1,335	1,405,929
5.00%, 01/15/24		160	164,200
5.75%, 01/15/24(e)		2,998	3,099,182
Gartner, Inc., 5.13%, 04/01/25(c)(e)		207	215,280

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
WEX, Inc., 4.75%, 02/01/23(c)(e)	USD	376	$381,640

			6,715,909
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(c)(e)		349	354,235
6.20%, 10/01/40		80	75,000
5.45%, 11/01/41		47	42,006

			471,241
Machinery — 0.2%
Cleaver-Brooks, Inc., 7.88%, 03/01/23(c)		110	115,500
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	118	146,767
SPX FLOW, Inc.(c):
5.63%, 08/15/24(e)	USD	330	342,375
5.88%, 08/15/26		153	160,267
Terex Corp., 5.63%, 02/01/25(c)(e)		419	429,999
Wabash National Corp., 5.50%, 10/01/25(c)(e)	USD	286	288,145

			1,483,053
Media — 5.6%
Altice Financing SA(c)(e):
6.63%, 02/15/23		200	202,580
7.50%, 05/15/26		1,013	1,052,254
Altice Luxembourg SA:
7.75%, 05/15/22(c)(e)		1,199	1,151,040
6.25%, 02/15/25	EUR	100	121,164
Altice US Finance I Corp., 5.38%, 07/15/23(c)(e)	USD	1,380	1,412,775
AMC Networks, Inc.(e):
5.00%, 04/01/24		344	349,160
4.75%, 08/01/25		266	265,668
Cablevision SA, 6.50%, 06/15/21(c)(e)		637	672,016
Cablevision Systems Corp.(e):
7.75%, 04/15/18		517	522,584
8.00%, 04/15/20		286	307,093
CBS Radio, Inc., 7.25%, 11/01/24(c)(e)		92	96,600
CCO Holdings LLC/CCO Holdings Capital Corp.(e):
5.13%, 02/15/23		709	722,737
4.00%, 03/01/23(c)		421	413,502
5.13%, 05/01/23(c)		145	147,809
5.13%, 05/01/27(c)		2,425	2,370,437
5.00%, 02/01/28(c)		336	324,030
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	100	126,587
Cequel Communications Holdings I LLC/Cequel Capital Corp.(c):
6.38%, 09/15/20	USD	101	102,263
5.13%, 12/15/21(e)		933	935,155
7.75%, 07/15/25(e)		1,630	1,772,625

Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(e)	USD	3,000	$3,502,447
Clear Channel International BV, 8.75%, 12/15/20(c)(e)		906	950,167
Clear Channel Worldwide Holdings, Inc.(e):
6.50%, 11/15/22		2,830	2,912,233
Series B, 7.63%, 03/15/20		837	830,723
Comcast Corp., 4.60%, 08/15/45(e)		1,750	1,915,023
CSC Holdings LLC(e):
10.13%, 01/15/23(c)		1,388	1,565,837
5.25%, 06/01/24		707	689,325
10.88%, 10/15/25(c)		1,603	1,909,093
Discovery Communications LLC, 4.95%, 05/15/42(e)		400	394,166
DISH DBS Corp.:
6.75%, 06/01/21(e)		239	250,353
5.88%, 07/15/22(e)		206	204,970
5.00%, 03/15/23(e)		303	284,169
5.88%, 11/15/24		268	254,098
7.75%, 07/01/26(e)		1,246	1,280,265
DISH Network Corp., 3.38%, 08/15/26(j)		258	273,959
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	127,750
GTT Communications, Inc., 7.88%, 12/31/24(c)	USD	266	284,620
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		113	123,453
5.25%, 08/01/26(e)		564	569,640
iHeartCommunications, Inc., 9.00%, 12/15/19(e)		230	175,950
Intelsat Jackson Holdings SA(e):
7.25%, 10/15/20		292	254,770
5.50%, 08/01/23		606	475,710
9.75%, 07/15/25(c)		586	538,944
Interpublic Group of Cos., Inc., 4.20%, 04/15/24(e)		1,000	1,032,222
LG Finance Co. Corp., 5.88%, 11/01/24(c)		101	107,439
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	177	240,929
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24(c)	USD	101	99,233
MDC Partners, Inc., 6.50%, 05/01/24(c)(e)		404	407,030

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Meredith Corp., 6.88%, 02/01/26(c)	USD	184	$188,370
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(c)(e)		282	298,920
Numericable Group SA, 5.38%, 05/15/22	EUR	116	147,185
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(c)	USD	71	71,355
SFR Group SA(c)(e):
6.00%, 05/15/22		1,492	1,456,117
7.38%, 05/01/26		1,721	1,695,185
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)	USD	72	71,575
TEGNA, Inc., 5.50%, 09/15/24(c)		79	82,160
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28		200	199,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	100	134,399
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(c)(e)	USD	286	318,175
Time Warner, Inc.(e):
4.65%, 06/01/44		111	111,897
4.85%, 07/15/45		389	406,780
Tribune Media Co., 5.88%, 07/15/22(e)		315	324,056
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 01/15/29	EUR	100	139,438
Univision Communications, Inc.(c):
5.13%, 05/15/23(e)	USD	556	553,498
5.13%, 02/15/25		143	138,710
UPCB Finance IV Ltd.:
5.38%, 01/15/25(c)		202	205,535
4.00%, 01/15/27	EUR	114	148,636
Viacom, Inc., 5.85%, 09/01/43	USD	645	716,665
Videotron Ltd., 5.13%, 04/15/27(c)(e)		387	401,513
Virgin Media Finance PLC, 5.75%, 01/15/25(c)(e)		850	857,437
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	290,664
Virgin Media Secured Finance PLC:
4.88%, 01/15/27		130	187,829
6.25%, 03/28/29		175	266,935
Ziggo Secured Finance BV, 5.50%, 01/15/27(c)	USD	178	176,665

			44,311,296
Metals & Mining — 3.3%
Alcoa Nederland Holding BV, 7.00%, 09/30/26(c)		200	221,700
ArcelorMittal, 3.13%, 01/14/22	EUR	100	135,328
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(e)	USD	250	265,029

Security		Par (000)	Value
Metals & Mining (continued)
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)	USD	209	$224,153
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(c)		220	218,900
CONSOL Mining Corp., 11.00%, 11/15/25(c)(e)		444	472,860
Constellium NV(c):
5.75%, 05/15/24		250	255,625
5.88%, 02/15/26(e)		743	757,860
First Quantum Minerals Ltd.(c):
7.00%, 02/15/21(e)		966	999,810
7.50%, 04/01/25		222	237,829
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		2,714	2,713,186
3.10%, 03/15/20		1,769	1,769,000
4.00%, 11/14/21		276	278,898
3.55%, 03/01/22		931	924,017
3.88%, 03/15/23		1,180	1,172,625
5.40%, 11/14/34		140	146,020
5.45%, 03/15/43		1,302	1,334,550
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)(e)		571	608,115
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)		192	217,818
Kaiser Aluminum Corp., 5.88%, 05/15/24		124	132,370
Kinross Gold Corp.:
4.50%, 07/15/27(c)		144	145,440
6.88%, 09/01/41		93	107,880
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(c)		110	109,450
Novelis Corp.(c)(e):
6.25%, 08/15/24		1,194	1,250,715
5.88%, 09/30/26		1,131	1,165,597
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	132,182
Ovako AB, 5.00%, 10/05/22		100	127,327
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(e)	USD	400	457,518
Steel Dynamics, Inc.:
5.13%, 10/01/21(e)		970	994,250
5.25%, 04/15/23(e)		525	538,781
4.13%, 09/15/25		231	228,621
5.00%, 12/15/26		15	15,600
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(c)(e)		332	347,770
Teck Resources Ltd.:
4.50%, 01/15/21		82	84,050
3.75%, 02/01/23(e)		828	830,070
8.50%, 06/01/24(c)(e)		1,377	1,554,289
6.00%, 08/15/40(e)		59	65,564

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
Teck Resources Ltd.(continued):
5.20%, 03/01/42(e)	USD	615	$619,612
5.40%, 02/01/43(e)		341	350,378
thyssenKrupp AG, 1.38%, 03/03/22	EUR	75	94,783
United States Steel Corp.(e):
8.38%, 07/01/21(c)	USD	357	385,560
6.88%, 08/15/25		309	324,450
Vale Overseas Ltd., 6.25%, 08/10/26(e)		680	788,657
VM Holdings SA, 5.38%, 05/04/27(c)(e)		857	908,420

			24,712,657
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.(e):
5.13%, 07/15/19		150	152,250
6.88%, 10/15/21		358	366,503
7.50%, 11/01/23		286	298,155

			816,908
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(c)(e)		257	163,838
Target Corp., 4.00%, 07/01/42(e)		300	306,620

			470,458
Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(c)		225	225,844

Oil, Gas & Consumable Fuels — 7.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		139	152,900
Anadarko Petroleum Corp., 4.50%, 07/15/44(e)		500	502,435
Andeavor Logistics LP, Series A, 6.88%(b)(e)(k)		388	401,169
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		235	236,355
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		65	66,950
Antero Resources Corp.:
5.13%, 12/01/22		92	93,979
5.63%, 06/01/23		88	91,080
Apache Corp., 4.75%, 04/15/43(e)		800	834,147
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		247	272,009
California Resources Corp., 8.00%, 12/15/22(c)(e)		325	273,000
Callon Petroleum Co., 6.13%, 10/01/24(e)		357	370,387

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50%, 04/15/21	USD	30	$30,000
7.63%, 01/15/22		152	154,280
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(e)		179	184,817
8.25%, 07/15/25		122	134,505
Cheniere Corpus Christi Holdings LLC(e):
7.00%, 06/30/24		478	543,725
5.88%, 03/31/25		528	568,920
5.13%, 06/30/27		769	793,992
Cheniere Energy Partners LP, 5.25%, 10/01/25(c)		201	204,769
Chesapeake Energy Corp.(c):
8.00%, 01/15/25		112	113,120
8.00%, 06/15/27(e)		836	830,775
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(c)(e)		1,117	1,184,020
Citgo Holding, Inc., 10.75%, 02/15/20(c)		170	181,900
ConocoPhillips Co., 4.95%, 03/15/26(e)		700	779,870
CONSOL Energy, Inc.:
5.88%, 04/15/22(e)		2,123	2,181,574
8.00%, 04/01/23		76	80,822
Continental Resources, Inc.:
3.80%, 06/01/24(e)		409	400,820
4.38%, 01/15/28(c)(e)		208	207,251
4.90%, 06/01/44		161	160,598
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)(e)		485	511,675
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		35	36,488
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(e)		1,044	1,054,440
DCP Midstream LLC(c):
4.75%, 09/30/21		160	166,448
6.45%, 11/03/36(e)		213	234,832
6.75%, 09/15/37(e)		278	314,835
DEA Finance SA, 7.50%, 10/15/22	EUR	100	136,576
Denbury Resources, Inc., 9.25%, 03/31/22(c)	USD	543	556,575
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		110	116,600
Diamondback Energy, Inc., 5.38%, 05/31/25(e)		242	251,377
Eclipse Resources Corp., 8.88%, 07/15/23		80	83,400
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		146	147,825

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP/EER Finance, Inc.(c) (continued):
5.75%, 01/30/28	USD	267	$271,672
Energy Transfer Equity LP:
4.25%, 03/15/23		209	210,045
5.88%, 01/15/24(e)		730	790,225
5.50%, 06/01/27(e)		183	192,840
Energy Transfer LP(e):
6.13%, 12/15/45		500	554,073
5.30%, 04/15/47		350	352,956
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(j)		291	262,962
Ensco PLC, 7.75%, 02/01/26(e)		373	370,902
Enterprise Products Operating LLC, 3.75%, 02/15/25(e)		1,250	1,275,474
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		10	9,525
9.38%, 05/01/24(c)(e)		505	427,987
8.00%, 11/29/24(c)(e)		460	484,150
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		221	239,232
5.63%, 02/01/26		454	454,454
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		171	173,993
6.25%, 05/15/26		188	187,530
Geopark Ltd., 6.50%, 09/21/24(c)(e)		228	235,410
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)(e)		535	563,087
Gulfport Energy Corp.:
6.63%, 05/01/23		228	235,410
6.00%, 10/15/24		32	32,240
6.38%, 05/15/25		118	120,360
6.38%, 01/15/26(c)		238	241,570
Halcon Resources Corp., Series WI, 6.75%, 02/15/25		556	585,190
Hess Corp., 4.30%, 04/01/27(e)		750	754,061
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)(e)		405	411,075
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(e)		2,500	2,587,359
Matador Resources Co., 6.88%, 04/15/23(e)		991	1,043,027
MEG Energy Corp.(c):
7.00%, 03/31/24		55	47,644
6.50%, 01/15/25(e)		730	713,575
Murphy Oil Corp.:
6.88%, 08/15/24(e)		288	307,630
5.88%, 12/01/42		80	77,200

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc.(c):
0.75%, 01/15/24(j)	USD	472	$379,394
5.75%, 02/01/25		185	181,763
Newfield Exploration Co., 5.63%, 07/01/24		132	141,240
NGPL PipeCo LLC(c):
4.38%, 08/15/22		224	226,307
4.88%, 08/15/27		61	62,678
7.77%, 12/15/37(e)		559	697,352
Noble Holding International Ltd.:
7.75%, 01/15/24(e)		567	525,892
7.88%, 02/01/26(c)		900	916,875
Oasis Petroleum, Inc.:
6.50%, 11/01/21		53	54,126
6.88%, 03/15/22(e)		126	129,780
6.88%, 01/15/23		60	61,800
2.63%, 09/15/23(j)		834	884,805
Odebrecht Offshore Drilling Finance:
7.72% (7.72% PIK), 12/01/26(c)(f)(h)		28	9,476
6.72%, 12/01/22(c)(e)		340	335,242
Paramount Resources Ltd., 6.88%, 06/30/23(c)(e)		820	873,300
Parker Drilling Co., 7.50%, 08/01/20		145	135,938
Parsley Energy LLC/Parsley Finance Corp.(c):
6.25%, 06/01/24		79	83,345
5.38%, 01/15/25(e)		361	364,610
5.25%, 08/15/25		91	91,910
5.63%, 10/15/27		295	303,112
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25(e)		252	265,444
PDC Energy, Inc., 5.75%, 05/15/26(c)		205	208,587
Petrobras Global Finance BV(e):
5.38%, 01/27/21		478	497,598
8.38%, 05/23/21		478	544,741
6.13%, 01/17/22		912	972,192
5.30%, 01/27/25(c)		403	405,519
8.75%, 05/23/26		637	766,534
6.00%, 01/27/28(c)		1,093	1,102,127
Petroleos Mexicanos(c):
5.38%, 03/13/22		47	49,773
6.50%, 03/13/27(e)		424	463,801
Precision Drilling Corp.:
7.75%, 12/15/23		90	96,525
7.13%, 01/15/26(c)		222	230,880
Range Resources Corp.:
5.88%, 07/01/22(e)		437	454,480
5.00%, 08/15/22(e)		91	91,683
5.00%, 03/15/23		148	148,370
4.88%, 05/15/25		142	137,918
Resolute Energy Corp., 8.50%, 05/01/20(e)		492	495,690

17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC(c)(e):
5.63%, 04/15/20	USD	875	$918,750
6.88%, 04/15/40		521	610,221
Rowan Cos., Inc.:
4.88%, 06/01/22		85	82,450
4.75%, 01/15/24		105	95,550
7.38%, 06/15/25(e)		525	537,962
RSP Permian, Inc.:
6.63%, 10/01/22(e)		290	304,500
5.25%, 01/15/25		178	184,675
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		10	10,962
Sanchez Energy Corp.(e):
7.75%, 06/15/21		870	856,933
6.13%, 01/15/23		260	226,850
SESI LLC, 7.13%, 12/15/21		100	102,375
Seven Generations Energy Ltd., 5.38%, 09/30/25(c)(e)		386	389,860
Shell International Finance BV, 4.38%, 05/11/45(e)		450	493,205
SM Energy Co.:
6.50%, 11/15/21		175	178,719
6.50%, 01/01/23		82	83,640
5.63%, 06/01/25(e)		523	517,770
6.75%, 09/15/26(e)		105	109,463
Southwestern Energy Co.:
6.70%, 01/23/25		48	48,840
7.50%, 04/01/26		204	213,435
7.75%, 10/01/27		262	273,790
Suncor Energy, Inc., 6.50%, 06/15/38(e)		800	1,069,232
Sunoco LP/Sunoco Finance Corp.(c):
4.88%, 01/15/23		496	505,186
5.88%, 03/15/28		147	150,124
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)(e):
5.50%, 09/15/24		527	538,857
5.50%, 01/15/28		321	320,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		16	16,340
5.13%, 02/01/25		155	156,163
5.38%, 02/01/27		90	91,575
5.00%, 01/15/28(c)(e)		424	419,760
Transocean, Inc., 7.50%, 01/15/26(c)(e)		488	508,740
Weatherford International LLC, 6.80%, 06/15/37		75	66,000
Weatherford International Ltd.:
9.63%, 03/01/19		270	288,900
6.50%, 08/01/36(e)		272	233,920

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd.: (continued)
7.00%, 03/15/38(e)	USD	197	$176,315
5.95%, 04/15/42		256	207,360
Whiting Petroleum Corp., 6.63%, 01/15/26(c)(e)		513	525,184
WildHorse Resource Development Corp., 6.88%, 02/01/25		162	167,670
Williams Cos., Inc., 5.75%, 06/24/44(e)		1,137	1,247,857
Williams Partners LP, 4.50%, 11/15/23(e)		1,750	1,830,433
WPX Energy, Inc.:
7.50%, 08/01/20		54	58,320
6.00%, 01/15/22(e)		203	213,657
8.25%, 08/01/23		77	88,358
5.25%, 09/15/24(e)		498	504,225
YPF SA, 8.50%, 07/28/25		1,061	1,204,235

			60,073,463
Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(c)		200	217,000

Pharmaceuticals — 1.8%
AbbVie, Inc.(e):
3.20%, 05/14/26		775	755,663
4.45%, 05/14/46		1,000	1,063,895
Actavis Funding SCS(e):
3.80%, 03/15/25		1,000	1,004,060
4.75%, 03/15/45		500	527,652
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(c)(e)		620	483,600
Forest Laboratories LLC, 5.00%, 12/15/21(c)(e)		718	761,455
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(c)(e)		190	206,150
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)(e)		1,166	1,206,810
Mylan NV, 3.95%, 06/15/26(e)		650	645,982
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	125,117
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(e)	USD	300	287,408
Synlab Bondco PLC, 6.25%, 07/01/22	EUR	145	188,801
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		100	134,059
Team Health Holdings, Inc., 6.38%, 02/01/25(c)(e)	USD	393	366,473
Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23	EUR	100	113,862
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	338	330,182

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued):
7.50%, 07/15/21(c)	USD	26	$26,098
6.75%, 08/15/21(c)(e)		777	769,230
5.63%, 12/01/21(c)(e)		554	533,945
6.50%, 03/15/22(c)(e)		408	427,502
5.50%, 03/01/23(c)(e)		1,605	1,435,977
4.50%, 05/15/23	EUR	160	177,850
5.88%, 05/15/23(c)(e)	USD	686	619,767
7.00%, 03/15/24(c)(e)		566	601,907
6.13%, 04/15/25(c)(e)		407	364,346
5.50%, 11/01/25(c)(e)		677	682,077

			13,839,868
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.38%, 10/15/26(e)		250	240,918
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)		171	174,420
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24(e)		204	203,058
iStar, Inc.:
4.63%, 09/15/20		40	40,500
6.00%, 04/01/22		190	194,275
5.25%, 09/15/22		181	180,548
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(e):
5.63%, 05/01/24		1,848	1,973,978
4.50%, 09/01/26		575	567,812
4.50%, 01/15/28(c)		382	371,495
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	168,769
Starwood Property Trust, Inc.:
5.00%, 12/15/21(e)	USD	278	289,640
4.75%, 03/15/25(c)		114	112,575
Trust F/1401, 6.95%, 01/30/44		1,738	1,892,682

			6,410,670
Real Estate Management & Development — 0.7%
ADLER Real Estate AG, 2.13%, 02/06/24	EUR	100	125,079
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	208	213,720
Howard Hughes Corp., 5.38%, 03/15/25(c)		256	258,560
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(c)(e)		4,360	4,120,695
Realogy Group LLC/Realogy Co-Issuer Corp.(c)(e):
4.50%, 04/15/19		205	207,050
5.25%, 12/01/21		384	395,040
4.88%, 06/01/23		236	233,416

Security		Par (000)	Value
Real Estate Management & Development (continued)
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	$126,172

			5,679,732
Restaurants — 0.0%
IRB Holding Corp., 6.75%, 02/15/26(c)(f)	USD	226	228,825

Road & Rail — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(c)(e)		462	464,310
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	127,086
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(e)	USD	500	546,467
EC Finance PLC, 2.38%, 11/15/22	EUR	100	127,418
Herc Rentals, Inc.(c):
7.50%, 06/01/22	USD	68	73,015
7.75%, 06/01/24(e)		227	248,849
Hertz Corp., 7.63%, 06/01/22(c)(e)		561	586,245
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(e)		4,000	4,332,000
Loxam SAS, 3.50%, 05/03/23	EUR	100	128,500
Union Pacific Corp., 4.05%, 11/15/45(e)	USD	500	531,405

			7,165,295

19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	89	$98,790
Analog Devices, Inc., 3.50%, 12/05/26(e)	320	317,103
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(c)(e)	2,600	2,530,240
Microchip Technology, Inc., 1.63%, 02/15/25(j)	570	1,042,118
Micron Technology, Inc.:
5.25%, 01/15/24(c)	47	48,880
5.50%, 02/01/25	11	11,536
Series G, 3.00%, 11/15/43(j)	195	297,063
Microsemi Corp., 9.13%, 04/15/23(c)	22	24,585
NXP BV/NXP Funding LLC(c)(e):
4.13%, 06/15/20	760	776,150
4.13%, 06/01/21	203	207,568
4.63%, 06/15/22	410	426,912
4.63%, 06/01/23	224	233,587
ON Semiconductor Corp., 1.00%, 12/01/20(j)	594	849,155
QUALCOMM, Inc., 4.65%, 05/20/35(e)	400	423,196
Sensata Technologies BV, 5.00%, 10/01/25(c)	15	15,563

		7,302,446
Software — 2.0%
ACI Worldwide, Inc., 6.38%, 08/15/20(c)(e)	580	588,700
BMC Software Finance, Inc., 8.13%, 07/15/21(c)(e)	505	505,631
CA, Inc., 3.60%, 08/15/22(e)	660	667,396
Citrix Systems, Inc., 0.50%, 04/15/19(j)	166	219,920
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(c)(e)	469	518,245
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(c)	51	51,128
Infor US, Inc., 6.50%, 05/15/22(e)	2,087	2,152,219
Informatica LLC, 7.13%, 07/15/23(c)(e)	820	844,436
Microsoft Corp., 3.70%, 08/08/46(e)	1,750	1,774,395
Nuance Communications, Inc.:
5.38%, 08/15/20(c)(e)	47	47,353
6.00%, 07/01/24(e)	238	252,042
5.63%, 12/15/26	153	158,110
Oracle Corp., 4.00%, 07/15/46(e)	1,500	1,549,807
PTC, Inc., 6.00%, 05/15/24	239	253,340

Security		Par (000)	Value
Software (continued)
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)(e)	USD	236	$251,045
RP Crown Parent LLC, 7.38%, 10/15/24(c)(e)		374	393,168
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(e)		1,792	2,009,280
TIBCO Software, Inc., 11.38%, 12/01/21(c)(e)		929	1,011,495
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 02/01/23	EUR	100	129,121
7.50%, 02/01/23(c)(e)	USD	615	638,062
10.50%, 02/01/24(c)(e)		801	815,017

			14,829,910
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(e)		395	410,800
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(c)(e)		384	384,000
Group 1 Automotive, Inc., 5.25%, 12/15/23(c)		53	54,590
JC Penney Corp., Inc.:
8.13%, 10/01/19(e)		50	52,250
6.38%, 10/15/36		29	19,720
7.40%, 04/01/37		66	47,520
L Brands, Inc.:
6.88%, 11/01/35(e)		478	488,755
6.75%, 07/01/36		79	79,593
Lowe’s Cos., Inc., 4.65%, 04/15/42(e)		400	450,052
Masaria Investments SAU, 5.00%, 09/15/24	EUR	100	124,637
Penske Automotive Group, Inc., 5.50%, 05/15/26	USD	32	32,550
PetSmart, Inc., 5.88%, 06/01/25(c)		158	121,660
PVH Corp., 3.13%, 12/15/27	EUR	114	142,563
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	132,751

			2,541,441
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc., 4.65%, 02/23/46(e)	USD	1,500	1,705,874
Dell International LLC/EMC Corp.(c):
4.42%, 06/15/21		25	25,925
7.13%, 06/15/24(e)		774	846,079
6.02%, 06/15/26(e)		170	185,912
8.35%, 07/15/46(e)		100	131,232
Riverbed Technology, Inc., 8.88%, 03/01/23(c)		180	172,350
Western Digital Corp.:
7.38%, 04/01/23(c)(e)		515	560,706
10.50%, 04/01/24(e)		784	916,496
4.75%, 02/15/26(f)		1,361	1,378,013

			5,922,587

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	54	$72,072
Levi Strauss & Co., 3.38%, 03/15/27		100	129,486
Springs Industries, Inc., 6.25%, 06/01/21	USD	59	60,254

			261,812
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	146,245
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)(e):
5.25%, 03/15/22	USD	36	36,720
5.25%, 10/01/25		338	338,000

			520,965
Tobacco — 0.3%
Altria Group, Inc., 4.50%, 05/02/43(e)		750	794,950
Philip Morris International, Inc., 4.38%, 11/15/41(e)		900	942,025
Reynolds American, Inc., 5.85%, 08/15/45(e)		715	870,994

			2,607,969
Trading Companies & Distributors — 0.0%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 05/30/21(c)(e)		223	228,078

Transportation Infrastructure — 0.4%
CEVA Group PLC, 7.00%, 03/01/21(c)(e)		510	504,900
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26(c)(e)		390	377,815
Rumo Luxembourg Sarl, 7.38%, 02/09/24(c)(e)		1,061	1,157,816
Swissport Financing Sarl, 9.75%, 12/15/22	EUR	100	128,504
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(c)(e)	USD	520	530,685
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	100	132,498

			2,832,218
Utilities — 0.7%
AES Argentina Generacion SA, 7.75%, 02/02/24(c)(e)	USD	1,061	1,138,358
AES Panama SRL, 6.00%, 06/25/22(c)(e)		653	685,650

Security		Par (000)	Value
Utilities (continued)
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	100	$128,481
Emera US Finance LP, 4.75%, 06/15/46(e)	USD	200	210,635
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)(e)		1,061	1,177,710
Inkia Energy Ltd., 5.88%, 11/09/27(c)(e)		455	458,276
Stoneway Capital Corp., 10.00%, 03/01/27(c)(e)		1,061	1,149,254

			4,948,364
Wireless Telecommunication Services — 2.4%
CoreCivic, Inc., 4.75%, 10/15/27		200	194,500
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24(e)		604	616,080
5.38%, 03/15/27		59	61,360
Digicel Group Ltd., 8.25%, 09/30/20(c)(e)		343	339,999
Digicel Ltd., 6.00%, 04/15/21(c)(e)		5,000	4,950,000
GEO Group, Inc.:
5.13%, 04/01/23(e)	USD	553	557,147
5.88%, 10/15/24		57	58,568
6.00%, 04/15/26		24	24,480
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	125,184
Matterhorn Telecom SA:
(3 mo. Euribor + 3.25%), 3.25%, 02/01/23(a)		14	16,793
4.00%, 11/15/27		100	119,911
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)(e)	USD	256	250,240
SBA Communications Corp.(e):
4.00%, 10/01/22(c)		475	467,875
4.88%, 09/01/24		309	307,455
Sprint Capital Corp.:
6.90%, 05/01/19		155	161,588
8.75%, 03/15/32(e)		1,095	1,294,837
Sprint Communications, Inc.:
7.00%, 03/01/20(c)(e)		1,302	1,389,885
6.00%, 11/15/22		48	47,820
Sprint Corp.(e):
7.88%, 09/15/23		986	1,044,342
7.13%, 06/15/24		1,868	1,894,470
7.63%, 02/15/25		1,149	1,192,087
T-Mobile USA, Inc.:
4.00%, 04/15/22(e)		234	238,534
6.00%, 03/01/23		40	41,866
6.50%, 01/15/24(e)		440	467,522
5.13%, 04/15/25(e)		59	60,918

21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued):
4.50%, 02/01/26	USD	496	$498,480
4.75%, 02/01/28(e)		699	701,621
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23(e)		533	505,017
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		168	188,243
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(h)		144	150,091

			17,966,913

Total Corporate Bonds — 65.4% (Cost — $483,479,374)			498,915,152

Floating Rate Loan Interests (n) — 14.9%

Aerospace & Defense — 0.1%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.32%, 08/16/24		581	585,700
Sequa Mezzanine Holdings L.L.C., 2nd Lien Term Loan, (3 mo. LIBOR + 9.00% 1.00% Floor), 10.75%, 04/28/22		73	74,278

			659,978
Air Freight & Logistics — 0.0%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(d)		29	27,772
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.27%, 03/19/21		30	28,810
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.27%, 03/19/21		5	4,352

Security		Par (000)	Value
Air Freight & Logistics (continued)
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.27%, 03/19/21	USD	42	$41,030

			101,964
Auto Components — 0.0%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.69%, 05/16/24		104	104,181

Banks — 0.0%
Capri Finance LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.02%, 11/01/24		117	117,097

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 01/31/24		141	142,420
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 06/28/24		61	61,203
H.B. Fuller Co., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 10/20/24		314	316,525
PQ Corp., 2018 Term Loan B, 02/08/25(o)		91	92,224
Tronox Blocked Borrower LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 4.69%, 09/22/24		38	37,823
Tronox Finance LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 4.69%, 09/22/24		87	87,284

			737,479
Commercial Services & Supplies — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.57%, 08/04/25		165	170,156
Convergint Technologies LLC(d)(o):
2018 1st Lien Term Loan, 01/25/25		64	64,583
2018 Delayed Draw Term Loan, 01/24/25		7	6,886

22

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.57%, 10/10/24	USD	590	$595,923

			837,548
Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.01%, 06/21/24		1,962	1,985,681

Construction Materials — 0.0%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 08/01/24		153	153,477

Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 07/12/24		72	72,089
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.07%, 04/26/24		253	254,774

			326,863
Diversified Financial Services — 9.7%
Aviron Capital LLC, Term Loan, (3 mo. LIBOR + 15.00%), 15.00%, 07/17/20(d)		8,778	8,777,594
Aviron Capital, LLC, 2017 Term Loan, (3 mo. LIBOR + 5.00%), 5.00%, 07/17/20(d)		63,318	63,318,013
Clipper Acquisitions Corp., 2017 Term Loan B, (2 mo. LIBOR + 2.00% 1.00% Floor), 3.62%, 12/11/24(d)		95	95,713
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 5.88%, 04/29/24		568	568,357
Lone Star LSPT Future Funding, Mezzanine Term Loan, (1 mo. LIBOR + 4.35%), 5.31%, 09/09/20(d)		730	730,191

			73,489,868
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 01/31/25		909	894,801

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumos Networks Operating Co.:
1st Lien Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 11/17/24	USD	69	$70,207
MTN Topco Term Loan, 11/17/24(o)		68	68,420

			1,033,428
Electrical Equipment — 0.1%
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 04/01/24		328	330,693
Generac Power Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.00%), 3.69%, 05/31/23		403	405,184

			735,877
Energy Equipment & Services — 0.2%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.56%, 03/01/24		323	323,672
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.31%, 11/08/22(d)		704	728,640
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 3.88%, 07/13/20		264	257,957

			1,310,269
Food Products — 0.1%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 10/10/23		70	70,996
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.10%, 10/30/22		320	317,520

			388,516
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 06/08/20		849	838,832
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00% 1.00% Floor), 6.65%, 06/15/21		856	872,102

23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.44%, 06/30/21	USD	40	$39,924

			1,750,858
Health Care Providers & Services — 0.1%
Quorum Health Corporation, Term Loan B, 4.82%, 04/29/22		162	165,606
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 02/06/24		381	372,969

			538,575
Health Care Technology — 0.1%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 03/01/24		316	317,896
Quintiles IMS, Inc., 2017 Term Loan B, 1.63%, 03/07/24		129	129,760

			447,656
Hotels, Restaurants & Leisure — 1.0%
Arby’s Restaurant Group, Inc., 1st Lien Term Loan, 4.69%, 01/17/25		181	183,377
Aristocrat Leisure Ltd., 2017 Incremental Term Loan, (3 mo. LIBOR + 2.00%), 3.74%, 10/19/24		367	369,598
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 12/22/24		626	633,280
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, (1 mo. LIBOR + 6.00%), 7.48%, 08/04/19(d)		6,500	6,402,500

			7,588,755
Household Products — 0.0%
Diamond (BC) BV, Term Loan, (2 mo. LIBOR + 3.00%), 4.65%, 09/06/24		61	60,873

Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.57%, 11/30/23		539	544,324
Sequa Corp., 1st Lien Term Loan, (3 mo. LIBOR + 5.00% 1.00% Floor), 6.55%, 11/28/21		202	204,762

			749,086
Insurance — 0.2%
Alliant Holdings I, Inc., 2015 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 08/12/22		134	135,514

Security		Par (000)	Value
Insurance (continued)
Davis Vision Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.49%, 11/01/24	USD	98	$99,103
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 03/01/21		1,017	1,018,996
2nd Lien Term Loan, 5.44%, 02/28/22		161	162,811

			1,416,424
IT Services — 0.1%
Peak 10, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 08/01/24		178	178,368
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 08/01/25		75	75,375
WEX, Inc., 2017 Term Loan B2, 6.19%, 06/30/23		118	119,303

			373,046
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 08/30/24		178	178,221
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00% 1.00% Floor), 8.57%, 08/30/25(d)		30	30,000

			208,221
Machinery — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.07%, 08/05/24		66	66,301

Media — 0.4%
Charter Communications Operating LLC, 2017 Term Loan A2, 6.31%, 03/31/23		1,603	1,602,327
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 3.81%, 07/17/25		65	64,754
2018 Term Loan B, 4.32%, 01/12/26		397	399,731
iHeartCommunications, Inc., Term Loan D, (3 mo. LIBOR + 6.75%), 8.44%, 01/30/19		696	531,956

24

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Intelsat Jackson Holdings SA(e):
2017 Term Loan B3, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.21%, 11/27/23	USD	107	$106,201
2017 Term Loan B4, (3 mo. LIBOR + 4.50% 1.00% Floor), 6.19%, 01/14/24		268	271,283
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/14/24		1,903	1,910,436
Sinclair Television Group Inc., 2017 Term Loan B, 5.44%, 12/12/24		318	320,649
Unitymedia Finance LLC, USD Term Loan D, 6.55%, 01/15/26		200	200,306
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.06%, 01/15/26		199	200,586

			5,608,229
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.81%, 10/25/20		326	279,515

Oil, Gas & Consumable Fuels — 0.5%
BCP Renaissance Parent LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.77%, 10/31/24		310	313,683
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.31%, 12/31/22		826	840,472
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 8.95%, 08/23/21		1,678	1,793,934
CONSOL Energy, Inc., 1st Lien Term Loan B, 7.27%, 10/26/22		32	32,613
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 10/30/24(d)		214	215,070
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 8.45%, 12/12/21(d)		315	314,212

			3,509,984
Professional Services — 0.0%
Information Resources, Inc., 1st Lien Term Loan, (OR + 4.25% 1.00% Floor), 5.81%, 01/18/24		85	85,846

Software — 0.6%
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 09/19/24		144	145,056

Security		Par (000)	Value
Software (continued)
Applied Systems, Inc.(continued):
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.69%, 09/19/25	USD	34	$35,169
BMC Software Finance, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.82%, 09/10/22		625	628,315
Cypress Intermediate Holdings, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.58%, 04/27/24		133	133,418
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.32%, 04/27/25		40	40,875
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.75%), 5.52%, 05/28/24		623	628,995
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 9.63%, 11/01/24		623	648,440
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.07%, 09/30/24		323	326,193
Mitchell International, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 11/29/24		301	301,984
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 8.94%, 11/20/25		168	169,418
Prometric, Inc., 1st Lien Term Loan, 8.94%, 01/08/25		54	54,608
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.57%, 05/01/24		301	302,888

25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 6.19%, 01/27/23	USD	820	$824,377

			4,239,736
Specialty Retail — 0.0%
Belron SA, Term Loan B, (3 mo. LIBOR + 2.50%), 3.89%, 11/07/24		144	145,559

Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 6.94%, 08/12/22(d)		309	310,993

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.82%, 01/02/25		153	154,120

Transportation — 0.0%
Direct ChassisLink Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.57%, 06/15/23(d)		55	56,237

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.47%, 11/28/24		93	94,162

Wireless Telecommunication Services — 0.1%
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 12/20/24		541	544,998

Total Floating Rate Loan Interests — 14.9% (Cost — $109,964,317)			110,211,400

Foreign Agency Obligations — 8.6%
Argentine Republic Government International Bond:
5.63%, 01/26/22(e)		1,177	1,205,837
7.50%, 04/22/26(e)		3,437	3,773,826
6.88%, 01/26/27(e)		2,768	2,918,856
5.88%, 01/11/28		445	432,985
7.63%, 04/22/46(e)		2,767	2,921,952
Bahrain Government International Bond, 6.75%, 09/20/29(c)		582	574,143
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/19(l)	BRL	11,024	3,260,450
Cyprus Government International Bond, 4.63%, 02/03/20(c)	EUR	2,950	3,976,403
Egypt Government International Bond, 5.75%, 04/29/20	USD	3,432	3,593,002

Security		Par (000)	Value
Foreign Agency Obligations (continued)
Hellenic Republic Government Bond:
3.50%, 01/30/23	EUR	91	$115,350
3.75%, 01/30/28		123	153,134
3.90%, 01/30/33		129	154,139
4.00%, 01/30/37		102	122,562
4.20%, 01/30/42		101	120,279
Iceland Government International Bond, 5.88%, 05/11/22(e)	USD	3,415	3,826,134
Indonesia Government International Bond:
3.75%, 04/25/22		733	749,545
4.75%, 01/08/26		1,624	1,741,016
Indonesia Treasury Bond:
7.88%, 04/15/19	IDR	35,807,000	2,759,844
11.00%, 11/15/20		15,586,000	1,321,290
8.38%, 09/15/26		17,965,000	1,536,323
Lebanon Government International Bond, 6.85%, 03/23/27	USD	1,647	1,627,483
Mexican Bonos:
8.00%, 06/11/20	MXN	8,800	477,898
7.50%, 06/03/27		14,500	772,206
Portugal Government International Bond, 5.13%, 10/15/24(c)(e)	USD	3,680	3,955,154
Republic of South Africa Government International Bond:
5.50%, 03/09/20(e)		796	833,316
5.88%, 05/30/22		2,012	2,194,891
4.88%, 04/14/26		843	861,883
5.65%, 09/27/47		527	541,245
Russian Federal Bond - OFZ:
6.40%, 05/27/20	RUB	34,600	610,970
7.05%, 01/19/28		146,800	2,601,045
Russian Foreign Bond - Eurobond:
4.75%, 05/27/26(c)	USD	400	425,100
4.25%, 06/23/27		2,600	2,667,038
Saudi Government International Bond, 3.63%, 03/04/28		1,971	1,926,652
Slovenia Government International Bond, 5.85%, 05/10/23(c)		766	873,038
Turkey Government Bond:
8.50%, 07/10/19	TRY	2,587	650,606
10.50%, 01/15/20		3,035	778,827
11.00%, 03/02/22		3,231	834,284
Turkey Government International Bond(e):
7.00%, 06/05/20	USD	1,921	2,060,157
5.63%, 03/30/21		1,514	1,586,521
5.13%, 03/25/22		2,418	2,505,048
7.38%, 02/05/25		602	689,441

26

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Agency Obligations (continued)
Turkey Government International Bond(e): (continued) 6.00%, 03/25/27	USD	805	$846,055

Total Foreign Agency Obligations — 8.6% (Cost — $63,929,642)			65,575,928
Non-Agency Mortgage-Backed Securities — 21.3%

Collateralized Mortgage Obligations — 17.6%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 1.98%, 11/25/46(a)		5,800	3,285,223
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.24%), 1.80%, 03/25/36(a)		10,340	9,818,133
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 2.21%, 07/25/37(a)		4,391	2,539,282
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		2,425	1,814,083
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(b)(c)		10,260	10,104,923
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.62%, 11/25/36(b)		5,653	5,335,404
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, (1 mo. LIBOR US + 0.28%), 1.84%, 12/25/35(a)		3,056	2,906,800
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 2.01%, 05/25/35(a)		3,495	3,136,626
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 1.96%, 12/25/36(a)		2,518	809,004
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		2,926	2,195,880
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 2.25%, 11/20/46(a)		6,330	4,332,686
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,955	1,404,232
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 1.98%, 11/25/46(a)		9,693	8,469,604
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 1.75%, 10/25/46(a)		6,511	6,195,114
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 1.68%, 12/25/46(a)		3,975	3,728,610

Security		Par (000)	Value
Countrywide Alternative Loan Trust (continued):
Series 2006-OA22, Class A1, (1 mo. LIBOR US + 0.16%), 1.72%, 02/25/47(a)	USD	3,738	$3,586,365
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.21%), 1.77%, 07/25/46(a)		7,537	6,373,761
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 1.75%, 07/25/46(a)		2,893	2,695,062
Series 2007-12T1, Class A22, 5.75%, 06/25/37(e)		5,549	4,582,036
Series 2007-12T1, Class A5, 6.00%, 06/25/37		2,693	2,277,393
Series 2007-22, Class 2A16, 6.50%, 09/25/37		9,398	6,757,941
Series 2007-23CB, Class A1, 6.00%, 09/25/37		7,215	6,050,772
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 1.91%, 04/25/37(a)		4,287	3,441,525
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 1.97%, 03/25/47(a)		4,654	3,816,570
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 1.76%, 04/25/46(a)		8,535	7,769,333
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 2.25%, 05/26/37(c)(d)		12,439	10,199,731
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		8,421	3,566,756
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 2.16%, 08/25/36(a)		6,901	2,165,557
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 1.90%, 05/25/47(a)		4,632	4,420,923

			133,779,329
Commercial Mortgage-Backed Securities — 3.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, (1 mo. LIBOR + 5.69%), 7.25%, 09/15/18(a)(c)		7,500	7,499,925

27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par/Shares (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates(a)(c):
Series 2014-FL5, Class HFL1, (1 mo. LIBOR + 3.25%), 4.81%, 07/15/31(d)	USD	6,057	$5,855,881
Series 2014-FL5, Class HFL2, (1 mo. LIBOR + 4.15%), 5.71%, 07/15/31(d)		2,960	2,965,550
Series 2014-PAT, Class E, (1 mo. LIBOR + 3.15%), 4.71%, 08/13/27		1,000	1,013,497
Series 2014-PAT, Class F, (1 mo. LIBOR + 2.44%), 4.00%, 08/13/27		3,000	2,996,842
Series 2014-PAT, Class G, (1 mo. LIBOR + 1.59%), 3.15%, 08/13/27		2,000	1,926,000
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 07/15/37		703	702,124
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32(b)(c)		5,000	4,891,388

			27,851,207

Total Non-Agency Mortgage-Backed Securities — 21.3% (Cost — $156,024,765)			161,630,536

Preferred Securities
Capital Trusts — 13.4%

Auto Components — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%(b)(k)		412	425,390

Banks — 4.4%
ABN AMRO Bank NV, 5.75%(i)(k)		200	273,762
Banco Bilbao Vizcaya Argentaria SA:
6.13%(b)(e)(k)		2,000	2,081,000
8.88%(i)(k)		200	297,972
Banco Santander SA, 6.25%(i)(k)		100	129,307
BNP Paribas SA, 7.20%(c)(e)(i)(k)		4,000	4,625,000
Capital One Financial Corp., Series E, 5.55%(e)(i)(k)		3,500	3,605,000
CIT Group, Inc. Series A, 5.80%(e)(i)(k)		567	578,340
Citigroup, Inc. 5.90%(e)(i)(k):		2,250	2,373,750
Series P, 5.95%		3,865	4,087,237
Series R, 6.13%		1,170	1,240,200

Security		Par/Shares (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 6.63%(i)(k)	USD	200	$288,983
Fifth Third Bancorp, Series J, 4.90%(e)(i)(k)		3,000	3,015,000
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.63%(a)(k)		100	92,458
Intesa Sanpaolo SpA, 7.00%(i)(k)		234	325,369
Wells Fargo & Co.(e)(i)(k):
Series S, 5.90%		9,010	9,528,075
Series U, 5.88%		930	1,011,561

			33,553,014
Capital Markets — 1.1%
Goldman Sachs Group, Inc., Series P, 5.00%(b)(e)(k)		910	892,364
Morgan Stanley, Series H, 5.45%(e)(i)(k)		5,007	5,132,175
State Street Corp., Series F, 5.25%(e)(i)(k)		1,875	1,954,688
UBS Group AG, 5.75%(i)(k)		200	283,346

			8,262,573
Chemicals — 0.0%
Solvay Finance SA, 5.12%(i)(k)		100	139,364

Diversified Financial Services — 4.5%
ATF Netherlands BV, 3.75%(i)(k)		100	132,844
Banco Santander SA, 6.75%(i)(k)		200	288,350
Bank of America Corp.(e)(i)(k):
Series AA, 6.10%		3,360	3,624,600
Series U, 5.20%		1,750	1,778,437
Series V, 5.13%		705	713,813
Series X, 6.25%		6,175	6,676,719
Bank of New York Mellon Corp., Series D, 4.50%(e)(i)(k)		6,067	6,006,330
Barclays PLC, 7.25%(i)(k)		200	317,336
Credit Agricole SA, 6.50%(i)(k)		100	142,335
HBOS Capital Funding LP, 6.85%(k)		200	204,948
HSBC Holdings PLC 6.00%(e)(i)(k)		695	727,144
JPMorgan Chase & Co.(e)(i)(k):
Series Q, 5.15%		5,500	5,603,125
Series V, 5.00%		3,830	3,887,450
Series X, 6.10%		165	176,034
Orange SA, 5.75%(i)(k)		100	160,970
Royal Bank of Scotland Group PLC, 8.63%(i)(k)		200	223,250
Societe Generale SA, 6.00%(c)(e)(i)(k)		3,000	3,056,448
UBS Group Funding Switzerland AG, 5.00%(b)(k)		200	198,440
			33,918,573

28

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)/ Shares	Value
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 6.13%(i)(k)	100	$128,500
SoftBank Group Corp., 6.00%(i)(k)	355	352,852
Telefonica Europe BV(i)(k):
3.75%	100	132,800
4.20%	300	395,185

		1,009,337
Electric Utilities — 1.1%
Electricite de France SA, 5.25%(c)(e)(i)(k)	7,500	7,706,250
Enel SpA(i):
6.50%, 01/10/74	102	133,888
7.75%, 09/10/75	100	163,638
Gas Natural Fenosa Finance BV, 4.13%(i)(k)	100	135,267

		8,139,043
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13% 10/15/26	100	132,958

Industrial Conglomerates — 0.8%
General Electric Co., Series D, 5.00%(e)(i)(k)	5,921	5,995,013

Insurance — 1.3%
Allstate Corp., 5.75%, 08/15/53(e)(i)	2000	2,175,000
Prudential Financial, Inc., 5.63%, 06/15/43(e)(i)	6,000	6,526,200
Voya Financial, Inc., 5.65%, 05/15/53(e)(i)	1,090	1,158,125

		9,859,325
Oil, Gas & Consumable Fuels — 0.0%
TOTAL SA, 3.88% (i)(k)	100	138,296

Total Capital Trusts — 13.4% (Cost — $ 96,693,183)		101,572,886

Preferred Stocks — 4.1%

Banks — 0.2%
Citigroup, Inc., Series K, 6.88%(i)(k)	74,990	2,115,000

Capital Markets — 2.0%
Goldman Sachs Group, Inc., Series J, 5.50%(i)(k)	395,014	10,290,193
Morgan Stanley, (i)(k)
Series F, 6.88%	99,997	2,806,000
Series K, 5.85%	60,123	1,572,268

Security		Par (000)/ Shares	Value
Capital Markets (continued)
SCE Trust III, Series H, 5.75%(i)(k)	USD	23,728	$601,793

			15,270,254
Machinery — 0.1%
Stanley Black & Decker, Inc., 5.38%(j)(k)		4,161	496,856

Real Estate Investment Trusts (REITs) — 1.8%
Firstar Realty LLC, 8.88%(c)(k)		9,995	11,900,000

SunTrust Real Estate Investment Corp., 9.00%(c)(d)(k)		11	1,750,353

			13,650,353

Total Preferred Stocks — 4.1% (Cost — $ 31,860,863)			31,532,463

Total Preferred Securities — 17.5% (Cost — $ 128,554,046)			133,105,349

U.S. Government Sponsored Agency Securities — 8.3%

Collateralized Mortgage Obligations — 2.8%
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.25%), 5.81%, 04/25/29(a)	USD	545	619,451
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44(e)		4,989	5,040,618
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.06%, 03/25/30(b)		12,000	12,430,153
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 5.01%, 10/25/29(a)		3,000	3,275,295

			21,365,517
Mortgage-Backed Securities — 5.5%
Fannie Mae Mortgage-Backed Securities(e):
4.00%, 11/01/47—04/01/56		22,032	22,939,526
4.50%, 7/01/55		17,635	18,793,781

			41,733,307

Total U.S. Government Sponsored Agency Securities — 8.3% (Cost — $63,471,224)			63,098,824

29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Warrants — 0.0%

Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/20/18)(p)	10	$384

Total Warrants — 0.0% (Cost — $ —)		384

Total Long-Term Investments — 163.9% (Cost — $1,206,589,910)		1,245,468,600

Security	Shares	Value
Short-Term Securities — 0.3%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%, (q)(r)	2,655,584	$ 2,655,584

Total Short-Term Securities — 0.3% (Cost — $2,655,584)		2,655,584

Option Purchased — 0.3% (Cost — $22,293)		—

Total Investments Before Options Written — 164.2% (Cost — $1,209,267,787)		1,248,124,184

Options Written — (0.0)% (Premiums Received — $16,698)		(25,307)

Total Investments, Net of Options Written — 164.2% (Cost — $1,209,251,089)		1,248,098,877
Liabilities in Excess of Other Assets — (64.2)%		(488,130,171)

Net Assets — 100.0%		$759,968,706

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	When-issued security.
(g)	Amount is less than $500.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Variable rate security. Rate shown is the rate in effect as of period end.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Annualized 7-day yield as of period end.
(r)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended:

30

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	347,225	2,308,359	2,655,584	$2,655,584	$11,683	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
EUR	Euro
FNMA	Federal National Mortgage Association
GBP	British Pound
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OTC	Over-the-Counter
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit
TRY	Turkish Lira
USD	U.S. Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.20%	03/31/17	Open	$444,000	$451,028	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	04/12/17	Open	310,000	314,775	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	04/12/17	Open	375,000	380,777	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	04/12/17	Open	369,000	374,684	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	04/18/17	Open	145,000	147,199	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	04/19/17	Open	75,000	76,127	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	04/19/17	Open	638,550	646,343	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	04/19/17	Open	329,875	333,901	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	04/19/17	Open	229,375	232,174	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	04/19/17	Open	95,450	96,889	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	04/19/17	Open	177,060	179,729	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	04/21/17	Open	218,195	221,432	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00	04/24/17	Open	523,000	529,962	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	05/01/17	Open	574,000	582,300	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/04/17	Open	221,000	224,143	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/05/17	Open	461,480	468,022	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/12/17	Open	197,980	200,721	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	05/17/17	Open	2,019,000	2,043,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/17/17	Open	391,379	396,779	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/17/17	Open	247,950	251,371	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/17/17	Open	825,930	837,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/17/17	Open	194,805	197,493	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/17/17	Open	453,900	460,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/19/17	Open	219,730	222,700	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/24/17	Open	456,981	463,234	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	05/24/17	Open	1,047,150	1,061,154	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	05/26/17	Open	331,000	335,349	Corporate Bonds	Open/Demand

32

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.20%	05/31/17	Open	$951,000	$963,494	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	05/31/17	Open	876,000	887,508	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	05/31/17	Open	988,000	1,000,980	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	05/31/17	Open	1,400,000	1,426,463	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	2.20	06/01/17	Open	267,978	271,486	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/05/17	Open	206,720	209,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.86	06/15/17	Open	7,862,000	7,943,671	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00	06/15/17	Open	402,000	399,432	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	06/15/17	Open	78,000	78,977	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00	06/19/17	Open	2,742,000	2,772,771	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.00	06/19/17	Open	3,209,000	3,245,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	947,500	957,181	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,015,000	1,025,371	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	970,000	979,911	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	746,250	753,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	357,000	360,648	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	428,000	432,373	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,451,250	1,466,079	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	909,375	918,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	608,750	614,970	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,526,250	1,541,845	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	450,000	454,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	522,500	527,839	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	510,000	515,512	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	585,000	590,977	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,000,000	1,010,218	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	710,625	717,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	288,000	291,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,492,500	1,507,750	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	990,000	1,000,116	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	469,125	473,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	995,000	1,005,167	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	724,625	732,029	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	526,250	531,627	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	733,125	740,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	511,250	516,474	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	487,500	492,481	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,045,000	1,055,678	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	480,000	484,905	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	751,875	759,558	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	783,750	791,758	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,077,500	1,088,510	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	927,500	936,977	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	740,625	748,193	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	538,750	544,255	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	980,000	990,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	254,375	256,974	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	748,125	755,769	Corporate Bonds	Open/Demand

33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	1.84%	06/19/17	Open	$365,250	$368,982	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	893,250	902,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	411,000	415,200	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,240,625	1,253,301	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,234,375	1,246,988	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	749,000	756,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/19/17	Open	1,052,500	1,063,254	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/19/17	Open	136,915	138,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/19/17	Open	382,800	387,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/19/17	Open	441,788	447,300	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/19/17	Open	390,000	394,866	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/19/17	Open	592,500	599,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	06/21/17	Open	522,600	527,894	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	359,100	363,542	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	3,330,000	3,371,190	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	342,350	346,585	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	259,500	262,710	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	304,320	308,084	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	226,013	228,808	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	430,530	435,855	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	807,525	817,514	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	426,250	431,522	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	354,650	359,037	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	203,275	205,789	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	247,950	251,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	308,025	311,835	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/21/17	Open	274,700	278,083	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/22/17	Open	190,035	192,313	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/22/17	Open	356,150	360,419	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	06/27/17	Open	872,099	880,151	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	06/27/17	Open	2,389,996	2,419,233	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	2.20	06/27/17	Open	221,925	224,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	391,425	396,033	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	184,800	186,736	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	231,295	233,718	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	27,440	27,727	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	441,613	446,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	253,700	256,687	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	436,865	442,008	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	756,000	764,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	976,000	987,490	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	924,625	935,510	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	724,625	733,156	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	442,313	447,520	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	599,950	607,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	638,400	645,916	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	390,500	395,097	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	384,580	389,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	06/29/17	Open	658,875	666,526	Corporate Bonds	Open/Demand

34

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	2.00%	07/05/17	Open	$282,907	$285,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/10/17	Open	171,615	173,570	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/10/17	Open	933,638	944,276	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/13/17	Open	258,635	261,057	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/14/17	Open	235,300	237,930	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	07/17/17	Open	328,440	332,130	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	07/17/17	Open	405,075	409,626	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	07/17/17	Open	819,533	828,741	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	07/17/17	Open	608,295	615,130	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	07/17/17	Open	476,000	481,217	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	07/17/17	Open	181,000	182,984	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	07/17/17	Open	388,000	392,253	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	07/17/17	Open	197,000	199,159	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	07/17/17	Open	192,000	194,105	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	1,494,800	1,508,225	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	1,260,800	1,272,123	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	2,322,000	2,342,854	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	404,000	407,628	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	309,225	312,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	675,500	681,567	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	07/17/17	Open	200,000	201,796	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	215,978	218,345	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	316,965	320,439	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	321,100	324,620	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	287,120	290,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	365,000	369,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	468,720	473,858	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	301,950	305,260	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	367,275	371,301	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	292,410	295,615	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	259,625	262,471	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	338,938	342,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	496,770	502,215	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	264,060	266,954	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	402,500	406,912	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	218,025	220,415	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	412,800	417,325	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	271,425	274,400	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	215,618	217,981	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	236,550	239,143	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	222,945	225,389	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	228,850	231,358	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	176,985	178,925	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	191,100	193,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	174,945	176,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	181,790	183,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	205,840	208,096	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	194,350	196,480	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	182,115	184,111	Corporate Bonds	Open/Demand

35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.20%	07/17/17	Open	$188,600	$190,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	183,700	185,714	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	179,850	181,821	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	187,550	189,606	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	186,635	188,681	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	173,000	174,896	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	365,625	369,633	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/17/17	Open	2,346,500	2,372,220	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/24/17	Open	627,800	634,409	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	07/27/17	Open	859,000	867,950	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/27/17	Open	200,353	202,451	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/28/17	Open	233,280	235,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	07/28/17	Open	525,140	530,498	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/04/17	Open	1,448,100	1,462,404	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	08/08/17	Open	162,000	163,591	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00	08/09/17	Open	247,500	246,304	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	08/11/17	Open	174,000	175,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/11/17	Open	168,008	169,604	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/15/17	Open	262,238	264,686	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/15/17	Open	557,603	562,808	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/18/17	Open	219,765	221,757	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/23/17	Open	102,555	103,468	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/23/17	Open	342,585	345,635	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/24/17	Open	287,280	289,853	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/24/17	Open	332,290	335,194	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/28/17	Open	141,930	143,171	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	08/31/17	Open	1,984,073	2,001,091	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	09/05/17	Open	452,000	455,755	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.50	09/05/17	Open	763,125	770,565	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95	09/05/17	Open	43,125	43,034	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	09/06/17	Open	206,000	207,689	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	710,145	715,775	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	952,560	960,112	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	507,000	511,019	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	174,930	176,317	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	289,325	291,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	791,520	797,795	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	354,780	357,593	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/12/17	Open	402,750	405,943	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	09/15/17	Open	137,544	138,590	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	09/19/17	Open	177,225	178,324	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	09/19/17	Open	120,750	121,498	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/19/17	Open	102,060	102,831	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/19/17	Open	445,200	448,561	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/19/17	Open	373,065	375,881	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/19/17	Open	146,468	147,573	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	09/20/17	Open	664,000	668,940	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/20/17	Open	337,080	339,606	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	09/27/17	Open	335,498	337,907	Corporate Bonds	Open/Demand

36

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	1.95%	09/27/17	Open	$513,300	$513,300	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/27/17	Open	840,745	846,682	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	09/28/17	Open	735,300	740,452	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/02/17	Open	514,476	517,969	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/02/17	Open	1,002,000	1,008,858	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/02/17	Open	589,000	593,031	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/02/17	Open	1,034,000	1,041,077	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/02/17	Open	1,420,000	1,429,719	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	10/03/17	Open	434,070	436,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	10/03/17	Open	625,118	628,912	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/03/17	Open	625,056	629,371	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/03/17	Open	624,750	629,063	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/03/17	Open	520,000	523,503	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/03/17	Open	884,000	889,955	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/03/17	Open	647,000	651,358	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/03/17	Open	1,396,000	1,405,404	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/03/17	Open	370,000	372,492	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.90	10/04/17	Open	733,000	737,205	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	274,000	275,663	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	324,000	325,967	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	294,000	295,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	276,000	277,675	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	386,000	388,343	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	270,000	271,639	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	318,000	319,930	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	260,000	261,578	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/04/17	Open	258,000	259,566	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.05	10/04/17	Open	456,000	458,844	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.05	10/04/17	Open	366,000	368,282	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/04/17	Open	407,000	409,720	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/04/17	Open	1,512,000	1,522,103	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	1.84	10/04/17	Open	103,785	104,391	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	150,360	151,373	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	109,525	110,263	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	124,740	125,580	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	84,000	84,566	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	239,605	241,219	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	376,800	379,338	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	145,800	146,782	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	139,773	140,714	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	263,160	264,933	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	284,400	286,316	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	125,625	126,471	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	193,200	194,501	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	91,015	91,628	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	213,978	215,419	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	305,600	307,659	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	233,250	234,821	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	301,840	303,873	Corporate Bonds	Open/Demand

37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.20%	10/04/17	Open	$46,200	$46,509	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/04/17	Open	141,075	142,025	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/05/17	Open	748,160	753,119	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	10/06/17	Open	811,175	815,670	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	10/06/17	Open	430,920	430,812	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.05	10/06/17	Open	2,011,000	2,022,938	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/06/17	Open	521,544	524,970	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/06/17	Open	511,989	515,352	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/06/17	Open	527,298	530,762	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/06/17	Open	507,211	510,543	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/06/17	Open	71,000	71,451	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/06/17	Open	488,000	491,129	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/06/17	Open	184,000	185,180	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/06/17	Open	388,000	390,488	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/06/17	Open	925,000	930,930	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/06/17	Open	919,000	924,892	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/06/17	Open	369,307	371,755	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/13/17	Open	222,180	223,532	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/13/17	Open	839,930	845,042	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/13/17	Open	29,970	30,152	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/13/17	Open	248,460	249,972	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/13/17	Open	177,160	178,238	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	10/16/17	Open	1,271,000	1,278,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/16/17	Open	88,825	89,361	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/18/17	Open	204,575	205,787	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/20/17	Open	204,300	205,499	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/20/17	Open	482,220	484,972	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	10/23/17	Open	648,600	651,646	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/23/17	Open	495,510	498,338	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/23/17	Open	592,775	596,158	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/23/17	Open	384,750	386,946	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/23/17	Open	515,225	518,165	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/23/17	Open	264,283	265,762	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	10/25/17	Open	200,000	201,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	10/25/17	Open	216,790	217,992	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80	10/26/17	Open	796,875	800,426	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80	10/26/17	Open	824,038	827,709	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	10/26/17	Open	417,104	419,473	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	10/27/17	Open	1,059,754	1,063,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	10/27/17	Open	997,340	1,001,091	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	10/27/17	Open	447,476	449,420	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.90	10/31/17	Open	1,305,940	1,311,755	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	1.90	10/31/17	Open	421,303	423,178	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	2.00	10/31/17	Open	299,665	301,076	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	10/31/17	Open	515,790	518,219	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	10/31/17	Open	458,283	460,440	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	—	11/01/17	Open	45,313	45,295	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.05	11/02/17	Open	1,010,000	1,014,783	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/02/17	Open	330,000	331,687	Corporate Bonds	Open/Demand

38

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.20%	11/02/17	Open	$1,225,000	$1,231,261	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/03/17	Open	295,000	296,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/03/17	Open	424,200	426,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/03/17	Open	265,980	267,296	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/06/17	Open	462,875	465,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/07/17	Open	19,938	20,034	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	11/08/17	Open	442,654	444,824	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/08/17	Open	717,000	720,432	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/08/17	Open	447,000	449,139	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/08/17	Open	310,000	311,484	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/08/17	Open	544,420	547,026	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/08/17	Open	896,505	900,796	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/08/17	Open	684,140	687,414	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/08/17	Open	204,800	205,780	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/09/17	Open	407,530	409,458	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/10/17	Open	760,808	764,284	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/10/17	Open	600,655	603,400	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/10/17	Open	232,073	233,133	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/10/17	Open	118,333	118,873	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	11/13/17	Open	311,116	312,415	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/14/17	Open	264,000	265,178	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/14/17	Open	327,200	328,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/14/17	Open	103,505	103,967	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/15/17	Open	216,480	217,434	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/17/17	Open	114,915	115,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95	11/20/17	Open	199,395	200,162	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/20/17	Open	90,750	91,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/21/17	Open	170,100	170,794	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	11/22/17	Open	1,709,138	1,715,440	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	11/22/17	Open	522,215	524,141	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	11/22/17	Open	486,938	488,733	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	11/22/17	Open	412,913	414,435	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.10	11/22/17	Open	432,435	434,115	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	11/22/17	Open	1,530,000	1,536,396	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	1.84	11/28/17	Open	955,000	957,925	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/28/17	Open	467,280	469,010	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	11/30/17	Open	281,000	282,010	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	11/30/17	Open	249,660	250,557	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/04/17	Open	688,000	690,324	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	2.20	12/04/17	Open	215,050	215,776	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/05/17	Open	788,000	790,619	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/05/17	Open	725,000	727,410	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/05/17	Open	521,000	522,732	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/05/17	Open	573,000	574,904	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.50	12/05/17	Open	134,987	135,072	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.50	12/05/17	Open	327,038	327,244	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.05	12/05/17	Open	82,016	82,139	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/05/17	Open	168,150	168,709	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/06/17	Open	265,870	266,590	Corporate Bonds	Open/Demand

39

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	1.84%	12/06/17	Open	$411,045	$412,159	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95	12/06/17	Open	673,680	680,285	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	200,760	201,416	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	310,565	311,580	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	412,913	414,263	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	230,510	231,264	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	162,000	162,530	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	172,043	172,605	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	173,500	174,067	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	345,265	346,394	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	282,900	283,825	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	343,000	344,121	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	252,800	253,627	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	249,400	250,215	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	190,900	191,524	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	308,830	309,840	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/06/17	Open	343,293	344,415	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	12/07/17	Open	231,000	231,672	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/08/17	Open	105,915	106,238	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/08/17	Open	199,987	200,587	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/08/17	Open	236,300	237,009	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/12/17	Open	286,440	287,283	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/12/17	Open	609,260	611,087	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/12/17	Open	399,757	400,956	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/12/17	Open	600,000	601,799	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/12/17	Open	388,000	389,163	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.05	12/14/17	Open	1,996,000	2,001,456	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.05	12/14/17	Open	1,789,000	1,793,890	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.05	12/14/17	Open	2,427,000	2,433,634	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.05	12/14/17	Open	2,720,000	2,727,435	Capital Trusts	Open/Demand
UBS Ltd.	1.85	12/14/17	Open	3,679,663	3,688,739	Corporate Bonds	Open/Demand
UBS Ltd.	2.00	12/14/17	Open	3,266,000	3,274,709	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	5,250,000	5,262,250	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	5,218,125	5,230,301	Capital Trusts	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	6,984,375	7,000,672	Capital Trusts	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	8,525,000	8,544,892	Capital Trusts	Open/Demand
UBS Securities LLC	1.75	12/14/17	Open	3,855,000	3,863,995	Corporate Bonds	Open/Demand
UBS Securities LLC	1.80	12/14/17	Open	326,700	327,484	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	850,500	852,768	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	289,575	290,347	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	441,640	442,204	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	525,625	527,027	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	1,061,775	1,064,606	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	1,548,500	1,552,629	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	363,308	364,276	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	1,180,699	1,183,847	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	157,369	157,788	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	775,013	777,079	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	167,625	168,072	Corporate Bonds	Open/Demand

40

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Securities LLC	2.00%	12/14/17	Open	$429,721	$430,867	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	702,050	703,922	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	310,844	311,673	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	137,638	138,005	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	641,331	643,041	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	271,420	272,144	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	263,719	264,422	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	549,203	550,667	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	508,693	510,049	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	753,300	755,309	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	484,873	486,166	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	318,488	319,337	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	3,840,000	3,850,240	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	2,553,750	2,560,560	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	3,198,125	3,206,653	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	364,409	365,381	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	1,738,275	1,742,910	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	388,020	389,055	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	411,326	412,423	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	3,399,375	3,408,440	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	3,700,550	3,710,418	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	4,175,000	4,186,133	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	4,148,438	4,159,500	Capital Trusts	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	422,895	423,435	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	285,505	285,870	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	357,555	358,012	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	299,625	300,008	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	12/14/17	Open	327,131	327,549	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.10	12/15/17	Open	520,220	520,983	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.95	12/18/17	Open	514,000	515,225	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.25	12/18/17	Open	2,688,000	2,695,392	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.50	12/18/17	Open	3,140,559	3,146,316	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	363,525	364,324	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	507,500	508,615	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	1,072,500	1,074,857	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	363,675	364,474	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	536,250	537,429	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	297,000	297,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	255,000	255,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	307,200	307,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	661,500	662,954	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	612,625	613,971	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	276,750	277,358	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	275,000	275,604	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	431,000	431,947	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	390,945	391,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	466,250	467,275	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	531,250	532,418	Corporate Bonds	Open/Demand

41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	1.84%	12/19/17	Open	$744,375	$746,011	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/19/17	Open	485,000	486,066	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	677,250	679,030	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	529,740	531,132	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	548,250	549,691	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	409,150	410,225	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	450,695	451,879	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	126,150	126,482	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	387,338	388,355	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	2,464,530	2,471,006	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	677,813	679,594	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	755,820	757,806	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	161,500	161,924	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	537,600	539,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	1,297,780	1,301,190	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/19/17	Open	1,449,943	1,453,753	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	12/20/17	Open	2,450,500	2,455,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	226,575	227,157	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	1,545,953	1,549,920	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	231,623	232,217	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	380,380	381,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	431,730	431,730	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	383,985	384,971	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	247,420	248,055	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	655,200	656,882	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	1,062,600	1,065,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	393,300	394,309	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	250,205	250,847	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	323,850	324,681	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	266,985	267,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	283,800	284,528	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	114,075	114,368	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	730,800	732,676	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	284,625	285,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	207,900	208,434	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	249,535	250,175	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	283,030	283,756	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	202,553	203,072	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	1,377,640	1,381,176	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/20/17	Open	325,620	326,456	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/21/17	Open	369,195	370,120	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/22/17	Open	254,700	255,276	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	12/22/17	Open	558,681	560,080	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	623,000	624,371	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	226,000	226,497	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	901,000	902,982	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	130,000	130,286	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	125,000	125,275	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,482,000	1,485,260	Corporate Bonds	Open/Demand

42

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.20%	12/26/17	Open	$228,000	$228,502	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	124,000	124,273	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	482,000	483,060	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,254,000	1,256,759	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,472,000	1,475,238	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	134,000	134,295	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	582,000	583,280	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	922,000	924,028	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	202,000	202,444	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	237,000	237,521	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	189,000	189,416	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	121,000	121,266	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	206,000	206,453	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	439,000	439,966	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	613,000	614,349	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,388,000	1,391,054	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	140,000	140,308	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	679,000	680,494	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	407,000	407,895	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,105,000	1,107,431	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	469,000	470,032	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,153,000	1,155,537	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	776,000	777,707	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	167,000	167,367	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,072,000	1,074,358	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	533,781	534,956	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	843,000	844,855	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	727,000	728,599	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	43,000	43,095	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	1,504,000	1,507,309	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/26/17	Open	170,000	170,374	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	2,700,000	2,705,775	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	755,000	756,615	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	5,729,000	5,741,254	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	2,619,000	2,624,602	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	1,837,500	1,841,430	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	3,224,000	3,230,896	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	1,522,000	1,525,255	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	4,544,000	4,553,719	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	2,015,000	2,019,310	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	706,000	707,510	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	1,852,000	1,855,961	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	314,094	314,766	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	2,525,000	2,530,401	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	307,000	307,657	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	12/27/17	Open	2,231,000	2,235,772	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.95	12/28/17	Open	2,234,000	2,238,114	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	12/28/17	Open	6,187,500	6,199,188	Capital Trusts	Open/Demand

43

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.25%	12/28/17	Open	$2,151,563	$2,156,135	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	12/28/17	Open	1,050,488	1,052,720	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	12/28/17	Open	796,413	798,105	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.06	01/04/18	2/05/18	4,829,186	4,840,258	Non-Agency Mortgage-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	2.20	01/04/18	Open	463,690	464,455	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	01/05/18	2/08/18	2,629,000	2,633,737	Asset-Backed Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	2.20	01/05/18	Open	423,382	424,081	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.85	01/08/18	2/08/18	4,886,000	4,891,524	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	2.20	01/08/18	Open	906,000	907,273	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.15	01/08/18	Open	170,665	170,649	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.50	01/08/18	Open	100,013	99,981	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/08/18	Open	357,730	358,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/08/18	Open	400,408	400,996	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	303,630	304,066	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	386,719	387,275	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	280,815	281,219	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	519,820	520,567	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	432,960	433,582	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	448,963	449,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	196,625	196,908	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	01/09/18	Open	434,753	435,377	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	302,000	302,426	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	345,000	345,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	379,000	379,535	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	351,000	351,496	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	379,000	379,535	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	408,000	408,576	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	992,000	993,401	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	624,000	624,881	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	288,000	288,389	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.21	01/09/18	Open	313,000	313,423	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/09/18	Open	489,405	490,063	Corporate Bonds	Open/Demand
UBS Ltd.	2.00	01/09/18	Open	292,810	293,168	Corporate Bonds	Open/Demand
UBS Ltd.	2.00	01/09/18	Open	802,300	803,281	Corporate Bonds	Open/Demand
UBS Ltd.	2.00	01/09/18	Open	366,243	366,690	Corporate Bonds	Open/Demand
UBS Ltd.	2.00	01/09/18	Open	326,180	326,579	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.53	01/10/18	2/13/18	4,583,000	4,587,090	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.55	01/10/18	2/13/18	5,782,000	5,787,228	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.55	01/10/18	2/13/18	18,387,000	18,403,625	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.55	01/10/18	2/13/18	12,095,000	12,105,936	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.21	01/10/18	Open	296,000	296,382	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/10/18	Open	315,185	315,589	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/10/18	Open	53,395	53,464	Corporate Bonds	Open/Demand

44

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.20%	01/10/18	Open	$188,800	$189,042	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/11/18	Open	384,000	384,471	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	01/11/18	Open	324,210	324,615	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	01/11/18	Open	1,343,000	1,344,641	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	328,820	329,222	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	75,825	75,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	734,772	735,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	259,560	259,877	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	556,762	557,442	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	294,380	294,740	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	153,720	153,908	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/11/18	Open	715,700	716,575	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	01/11/18	Open	872,275	873,244	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	01/12/18	Open	428,571	428,990	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/12/18	Open	336,150	336,479	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/17/18	Open	250,250	250,464	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	01/19/18	Open	358,000	358,199	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.20	01/19/18	Open	150,000	150,050	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.35	01/19/18	Open	135,703	135,754	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.35	01/19/18	Open	160,053	160,113	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	161,813	161,880	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	160,391	160,458	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	172,142	172,214	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	159,689	159,756	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	219,505	219,596	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	157,365	157,431	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.50	01/19/18	Open	298,609	298,733	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.65	01/19/18	Open	162,113	162,187	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	207,090	207,217	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	168,613	168,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	214,273	214,403	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	860,698	861,223	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	168,675	168,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	379,500	379,732	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/19/18	Open	264,000	264,161	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/22/18	Open	159,605	159,693	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/24/18	Open	580,350	580,598	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.50	01/25/18	Open	114,000	113,991	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.75	01/25/18	Open	104,000	103,987	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84	01/25/18	Open	120,202	120,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/25/18	Open	87,620	87,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	370,202	370,338	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	327,540	327,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	329,670	329,791	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	335,160	335,283	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	325,650	325,769	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	333,775	333,897	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	375,925	376,063	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	810,000	810,297	Corporate Bonds	Open/Demand

45

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018 Reverse Repurchase Agreements (continued)	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.20%	01/26/18	Open	$472,573	$472,746	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	637,140	637,257	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	95,580	95,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	119,625	119,647	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/26/18	Open	482,575	482,752	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	01/29/18	Open	338,000	338,038	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	01/29/18	Open	508,582	508,644	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	01/29/18	Open	494,376	494,436	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00	01/29/18	Open	315,375	315,357	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/29/18	Open	268,800	268,833	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/29/18	Open	334,530	334,571	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/29/18	Open	168,272	168,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/29/18	Open	1,940,000	1,940,237	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/29/18	Open	419,100	419,151	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.21	01/30/18	Open	473,000	473,029	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.20	01/30/18	Open	226,000	226,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/30/18	Open	343,930	343,930	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	942,525	942,525	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	420,900	420,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	1,183,688	1,183,688	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	1,689,023	1,689,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	476,850	476,850	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	841,280	841,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	899,250	899,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	514,208	514,208	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	675,070	675,070	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	269,500	269,500	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	654,605	654,605	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	1,078,920	1,078,920	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	858,690	858,690	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	901,945	901,945	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	1,539,978	1,539,978	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	325,813	325,806	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	273,000	273,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	1,029,920	1,029,920	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	562,695	562,695	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20	01/31/18	Open	1,244,833	1,244,833	Corporate Bonds	Open/Demand

				$509,362,183	$511,706,715

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

46

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	61	03/20/18	$7,416	$163,142
10-Year U.S. Ultra Long Treasury Note	31	03/20/18	4,036	111,375
2-Year U.S. Treasury Note	151	03/29/18	32,198	193,704
5-Year U.S. Treasury Note	130	03/29/18	14,912	216,771
Euro Bund	1	03/08/18	197	5,859
Long Gilt Future	1	03/27/18	173	2,995
Long U.S. Treasury Bond	41	03/20/18	6,060	219,825
U.S. Ultra Bond	22	03/20/18	3,563	109,070

				$1,022,741

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	650,000	USD	774,378	Deutsche Bank AG	02/05/18	$32,783
EUR	917,000	USD	1,092,468	Deutsche Bank AG	02/05/18	46,249
GBP	176,000	USD	248,917	BNP Paribas S.A.	02/05/18	1,005
GBP	1,958,000	USD	2,766,693	Citibank N.A.	02/05/18	13,691
GBP	10,962,000	USD	15,489,525	Citibank N.A.	02/05/18	76,650
GBP	93,000	USD	131,531	Deutsche Bank AG	02/05/18	530
GBP	303,000	USD	428,538	Deutsche Bank AG	02/05/18	1,726
USD	809,520	EUR	650,000	Deutsche Bank AG	02/05/18	2,359
USD	1,142,046	EUR	917,000	Deutsche Bank AG	02/05/18	3,328
EUR	682,192	USD	814,527	National Australia Bank Ltd.	02/21/18	33,462
USD	1,523,419	EUR	1,222,000	BNP Paribas S.A.	03/05/18	3,246
USD	4,686,959	EUR	3,760,774	Citibank N.A.	03/05/18	8,543
USD	17,907,449	EUR	14,368,778	Citibank N.A.	03/05/18	32,638
USD	94,902	EUR	76,000	HSBC Bank USA N.A.	03/05/18	358
USD	556,504	EUR	446,787	Citibank N.A.	03/19/18	149
TRY	8,133,481	USD	2,042,788	Citibank N.A.	06/25/18	32,709
USD	2,570,339	TRY	9,984,481	BNP Paribas S.A.	06/25/18	22,505
USD	3,305,194	TRY	12,333,000	BNP Paribas S.A.	06/25/18	158,066

						469,997

EUR	1,222,000	USD	1,520,779	BNP Paribas S.A.	02/05/18	(3,317)
EUR	3,760,774	USD	4,678,854	Citibank N.A.	02/05/18	(8,780)
EUR	14,368,778	USD	17,876,484	Citibank N.A.	02/05/18	(33,546)
USD	1,455,524	EUR	1,222,000	BNP Paribas S.A.	02/05/18	(61,937)
USD	4,480,586	EUR	3,760,774	Citibank N.A.	02/05/18	(189,488)
USD	17,118,962	EUR	14,368,778	Citibank N.A.	02/05/18	(723,976)
USD	729,324	EUR	605,000	Deutsche Bank AG	02/05/18	(21,956)
USD	189,213	EUR	157,000	HSBC Bank USA N.A.	02/05/18	(5,748)
USD	235,699	GBP	176,000	BNP Paribas S.A.	02/05/18	(14,223)
USD	114,555	GBP	83,000	Citibank N.A.	02/05/18	(3,306)

47

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,622,545	GBP	1,958,000	Citibank N.A.	02/05/18	$(157,839)
USD	14,682,503	GBP	10,962,000	Citibank N.A.	02/05/18	(883,672)
USD	124,532	GBP	93,000	Deutsche Bank AG	02/05/18	(7,529)
USD	405,732	GBP	303,000	Deutsche Bank AG	02/05/18	(24,532)
USD	1,587,507	GBP	1,170,000	JPMorgan Chase Bank N.A.	02/05/18	(73,907)
USD	1,846,488	GBP	1,360,870	JPMorgan Chase Bank N.A.	02/05/18	(85,964)
USD	1,674,342	MXN	32,574,000	Goldman Sachs International	02/06/18	(74,699)
USD	171,598	EUR	159,068	Citibank N.A.	02/21/18	(26,129)
USD	281,504	EUR	261,840	Deutsche Bank AG	02/21/18	(43,973)
USD	280,894	EUR	261,284	Morgan Stanley & Co. International PLC	02/21/18	(43,891)
EUR	650,000	USD	810,914	Deutsche Bank AG	03/05/18	(2,312)
EUR	917,000	USD	1,144,013	Deutsche Bank AG	03/05/18	(3,261)
USD	94,366	EUR	76,000	HSBC Bank USA N.A.	03/05/18	(178)
USD	249,169	GBP	176,000	BNP Paribas S.A.	03/05/18	(1,013)
USD	1,582,495	GBP	1,115,117	Barclays Bank PLC	03/05/18	(2,632)
USD	1,771,073	GBP	1,248,000	Barclays Bank PLC	03/05/18	(2,946)
USD	2,769,493	GBP	1,958,000	Citibank N.A.	03/05/18	(13,783)
USD	15,505,201	GBP	10,962,000	Citibank N.A.	03/05/18	(77,165)
USD	131,664	GBP	93,000	Deutsche Bank AG	03/05/18	(535)
USD	428,969	GBP	303,000	Deutsche Bank AG	03/05/18	(1,743)
TRY	4,199,519	USD	1,089,454	BNP Paribas S.A.	06/25/18	(17,823)
TRY	9,984,481	USD	2,579,469	BNP Paribas S.A.	06/25/18	(31,636)
TRY	28,000	USD	7,401	BNP Paribas S.A.	08/20/18	(372)
TRY	15,779,000	USD	4,058,750	BNP Paribas S.A.	08/20/18	(97,472)
USD	1,641,574	TRY	6,668,894	BNP Paribas S.A.	08/20/18	(32,635)
USD	992,518	TRY	4,001,337	Citibank N.A.	08/20/18	(12,007)
USD	1,274,854	TRY	5,136,769	Citibank N.A.	08/20/18	(14,719)

						(2,800,644)

Net Unrealized Depreciation						$(2,330,647)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Deutsche Bank AG	—	02/15/18	EUR	4.32	EUR	696	$—

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Deutsche Bank AG	—	02/15/18	EUR	4.50	EUR	487	$(25,307)
Put
EUR Currency	Deutsche Bank AG	—	02/15/18	EUR	4.10	EUR	487	—

								$(25,307)

48

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	520	$2,752	$(16,889)	$19,641

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Semi-annual	1.50%	Quarterly	N/A	02/02/19	USD	8,000	$47,019	$53	$46,966
3-Month LIBOR	Semi-annual	1.62	Quarterly	N/A	04/04/19	USD	7,600	45,091	—	45,091
3-Month LIBOR	Semi-annual	2.01	Quarterly	N/A	02/02/22	USD	15,000	309,004	171	308,833
3-Month LIBOR	Semi-annual	2.01	Quarterly	N/A	07/12/22	USD	3,000	71,110	—	71,110
3-Month LIBOR	Semi-annual	1.46	Quarterly	N/A	06/28/26	USD	1,427	135,038	18	135,020
3-Month LIBOR	Semi-annual	1.46	Quarterly	N/A	06/28/26	USD	357	33,738	4	33,734
3-Month LIBOR	Semi-annual	2.47	Quarterly	N/A	12/29/26	USD	3,000	59,363	45	59,318
3-Month LIBOR	Semi-annual	2.25	Quarterly	N/A	01/19/27	USD	3,400	129,588	48	129,540
3-Month LIBOR	Semi-annual	2.42	Quarterly	N/A	04/04/27	USD	18,300	458,175	—	458,175
3-Month LIBOR	Semi-annual	2.30	Quarterly	N/A	05/02/27	USD	3,000	106,573	—	106,573
3-Month LIBOR	Semi-annual	2.28	Quarterly	N/A	05/17/27	USD	1,700	63,135	—	63,135
3-Month LIBOR	Semi-annual	2.18	Quarterly	N/A	06/05/27	USD	2,300	105,198	—	105,198
3-Month LIBOR	Semi-annual	2.70	Quarterly	N/A	04/04/47	USD	13,200	321,916	—	321,916

								$1,884,948	$339	$1,884,609

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/20	USD	604	$(7,577)	$2,842	$(10,418)
United Mexican States	1.00	Quarterly	Bank of America N.A.	09/20/20	USD	604	(7,799)	4,065	(11,865)
Republic of Philippines	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	1,552	(31,258)	(23,245)	(8,013)
Markit CMBX North America, Series 7	3.00	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	2,589,095	1,897,947	691,148

							$2,542,461	$1,881,609	$660,852

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	604	$7,577	$(2,979)	$10,555
United Mexican States	1.00	Quarterly	Citibank N.A.	09/20/20	BBB+	USD	604	7,800	3,855	3,944
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	30	6,385	5,206	1,179
Markit CMBX North America, Series 7	3.00	Monthly	Barclays Bank PLC	01/17/47	BBB-	USD	10,000	(1,036,472)	(528,393)	(508,078)
Markit CMBX North America, Series 7	3.00	Monthly	Barclays Bank PLC	01/17/47	BBB-	USD	5,000	(518,236)	(263,826)	(254,410)

49

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 7	3.00%	Monthly	Barclays Bank PLC	01/17/47	BBB-	USD	10,000	$(1,036,471)	$(255,866)	$(780,605)
Markit CMBX North America, Series 8	2.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	5,000	(158,148)	(569,285)	411,138
Markit CMBX North America, Series 8	3.00	Monthly	Goldman Sachs International	10/17/57	BBB-	USD	10,000	(1,302,791)	(1,089,005)	(213,786)
Markit CMBX North America, Series 8	3.00	Monthly	Deutsche Bank AG	10/17/57	BBB-	USD	10,000	(1,301,958)	(1,397,382)	95,424
Markit CMBX North America, Series 9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	A-	USD	2,500	(47,754)	(348,309)	300,555
Markit CMBX North America, Series 9	2.00	Monthly	Credit Suisse International	09/17/58	A-	USD	2,500	(47,754)	(351,706)	303,951
Markit CMBX North America, Series 9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	A-	USD	5,000	(95,509)	(690,132)	594,624
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	2,500	(225,126)	(562,932)	337,806
Markit CMBX North America, Series 9	3.00	Monthly	Deutsche Bank AG	09/17/58	BBB-	USD	25,000	(2,251,264)	(2,507,351)	256,087
Markit CMBX North America, Series 9	3.00	Monthly	Goldman Sachs International	09/17/58	BBB-	USD	5,000	(450,253)	(538,059)	87,806
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(450,253)	(553,767)	103,514
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	5,000	(450,253)	(553,125)	102,873

								$(9,350,480)	$(10,203,057)	$852,577

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE	Monthly	6.26%	Monthly	Bank of America N.A.	06/27/16	06/15/26	MXN	38,640	$(208,182)	$—	$(208,182)

50

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report..

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$199,990,006	$9,401,065	$209,391,071
Common Stocks	3,539,956	—	—	3,539,956
Corporate Bonds	1,008,494	497,906,658	—	498,915,152
Floating Rate Loan Interests	—	29,132,996	81,078,404	110,211,400
Foreign Agency Obligations	—	65,575,928	—	65,575,928
Non-Agency Mortgage-Backed Securities	—	142,609,374	19,021,162	161,630,536
Preferred Securities	17,882,110	113,472,886	1,750,353	133,105,349
U.S. Government Sponsored Agency Securities	—	63,098,824	—	63,098,824
Warrants	384	—	—	384
Short-Term Securities	2,655,584	—	—	2,655,584
Unfunded Floating Rate Loan Interests(a)	—	220	—	220

Total	$25,086,528	$1,111,786,892	$111,250,984	$1,248,124,404

51

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$3,320,245	$—	$3,320,245
Foreign currency exchange contracts	—	469,997	—	469,997
Interest rate contracts	1,022,741	1,884,609	—	2,907,350
Liabilities:
Credit contracts	—	(1,787,175)	—	(1,787,175)
Foreign currency exchange contracts	—	(2,825,951)	—	(2,825,951)
Interest rate contracts	—	(208,182)	—	(208,182)

Total	$1,022,741	$853,543	$—	$1,876,284

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements payable of $511,706,715 is categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2017	$3,678,179	$89,614,421	$16,674,165	$1,707,834	$111,674,599
Transfers into Level 3	—	339,975	—	—	339,975
Transfers out of Level 3	(1,542,985)	—	—	—	(1,542,985)
Accrued discounts (premiums)	4,975	3,351	51,051	—	59,377
Net realized gain (loss)	—	(1,236)	206,700	—	205,464
Net change in unrealized appreciation (depreciation)(a)	(51,229)	61,114	(268,815)	42,519	(216,411)
Purchases	7,967,535	1,124,163	2,965,550	—	12,057,248
Sales	(655,410)	(2,277,347)	(607,489)	—	(11,326,283)

Closing Balance, as of January 31, 2018	$9,401,065	$81,078,404	$19,021,162	$1,750,353	$111,250,984

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018(a)	$(51,229)	59,203	$(268,815)	$42,520	$(218,321)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

52

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $37,405,024. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Floating Rate Loan Interests	$72,095,607	Income	Discount Rate(a)	5% - 15%	6.22%
Preferred Stocks	1,750,353	Market	Illiquidity Discount(a)	1.0%	—

Total	$73,845,960

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

53

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: March 21, 2018